UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21749

CRM Mutual Fund Trust

(Exact name of registrant as specified in charter)

c/o PNC Global Investment Servicing (U.S.) Inc.

103 Bellevue Parkway

Wilmington, DE 19808

(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road Suite 400

Wilmington, DE 19808

(Name and address of agent for service)

Copy to:

Lee Anne Copenhefer

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

registrant’s telephone number, including area code: 212-326-5300

Date of fiscal year end: June 30, 2010

Date of reporting period: December 31, 2009

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT	December 31, 2009

Dear Fellow Shareholders:

It is now reasonable to conclude that the unprecedented, massive, global stimulus programs were successful in pulling the world economies and commercial markets out of the worst deflationary spiral since the 1930s. Although there were some softer economic reports during the fall, the data recently has been much more constructive. The U.S. Manufacturing Purchasing Managers’ Index (PMI) has been above 50 for the past five months, auto sales have rebounded following the Cash for Clunkers program, employment trends have improved, credit spreads have tightened to pre-Lehman bankruptcy levels, corporate profits are increasing and most housing statistics have also been trending upwards. Many governments continue to push new stimulus programs, including the U.S. announcing an unlimited guarantee of Freddie Mac and Fannie Mae obligations, thereby providing more support for housing. A year ago, we discussed the need for corporations to cut costs aggressively and harbor cash. Fearing another Great Depression, corporations followed that game plan in reducing payrolls, slashing capital spending and liquidating inventories. During the second half of 2009, as business trends began to stabilize, many of these cuts have gradually been restored. The resumption of 401(k) matching, travel and entertainment, advertising and marketing, and a whole host of other expenditures, have had a favorable multiplier effect on economic growth. The manufacturing sector dramatically under-produced to final demand, and even modest inventory replenishment should be very helpful in restoring growth to many segments of the economy. This recovery now has a second engine besides government spending.

The Federal government-supported programs were clearly vital in restoring confidence to the credit markets, particularly for large corporate borrowers and conforming mortgages. The capital markets have been very receptive to refinancing the balance sheets of publicly-traded companies. Investment-grade corporate bond issuances were a record $918 billion in 2009, up 50% from the prior year. The high yield market was equally impressive with issuances of $153 billion, triple the prior year and also a record. Conforming mortgages were supported by the participation of the Government-Sponsored Enterprises (GSEs) and, of course, the Federal Reserve, which purchased approximately 80% of all mortgage-backed security issuances. This liquidity has helped to offset the continued tight bank lending markets which have had more of a negative impact on privately-held businesses. Between the impact of the Troubled Asset Relief Program (TARP) and the equity raised in the public markets, the larger banks are in a strong position to absorb the credit losses that we believe will plateau in 2010. In past downturns, it was dependent upon the U.S. and other developed countries to lead the world to recovery. The roles have now reversed, as these budget surplus countries, behind substantial stimulus programs, are now leading the developed economies back. China committed to stimulus spending of more than 12% of its annual gross domestic product (GDP), double the magnitude of the U.S. program. This boost to growth from China and other emerging economies has been critical to the recovery, as they now account for over 34% of the global gross domestic product. Although we are still a substantial net importer from China, the depreciation of the Dollar and our lower-cost, more productive manufacturing base are now leading to greater optimism in regard to U.S. manufacturing. We feel the pick-up in the economy will provide revenue growth and operating leverage for most businesses, particularly in the first half of 2010. Corporate profits and spending should help to alleviate some of the pressure on the U.S. government.

Unfortunately, as we have been discussing for the past year, the fundamental problems of excessive leverage, structural unemployment and ballooning budget deficits present constant challenges to sustained economic growth. While consumer/private sector debt has declined, it has been replaced by public sector borrowing. The tonic of massive fiscal and monetary stimulus was necessary, but the aftertaste is a ballooning national debt that is rapidly approaching one times our Gross Domestic Product, a level more consistent with Third World countries, not a global economic power. The Federal Reserve’s quantitative easing programs have kept interest rates artificially low, but like a boiling pot, the lid cannot stay on forever. When global stimulus is withdrawn from the system, the backdrop for equities may not be as supportive as we experienced over the past six to nine months. After a year when over 90% of equities rose in price, we expect a much narrower market. Individual company dynamics will matter again, which will be reflected in better performance by companies who, through permanent cost reductions, revenue growth through new product introductions, and strong free cash flow, can distinguish themselves.

While the market will likely go through waves of periodic anxiety trying to anticipate the Federal Reserve’s tightening actions, one important thematic offset is merger and acquisition (M&A) activity. Notwithstanding a cyclical bounce in revenues in 2010, many companies remain concerned about their ability to sustain organic revenue growth and will look to acquisitions for a boost. Additionally, acquisitions bring another opportunity to streamline costs for the combined company. Many companies find themselves overcapitalized and would prefer to redeploy that capital in acquisitions rather than paying down low cost debt or buying back stock. To have an M&A cycle, you need sellers. Those who rightly did not want to sell in the depths of a recession will be more receptive and there should also be plenty of supply from private equity funds and family owners who want to get ahead of higher tax rates. There is also more clarity for those industries being impacted by regulatory changes (i.e. healthcare, energy, financial services) and that certainty can lead to more transactions. While financing markets are still not operating at “normal” levels, we believe the global Fortune 1000 should not have a problem accessing capital and, with stock prices up, many will be willing to use their equity as well.

Other themes include a pick-up in business spending on items ranging from enterprise information technology/storage to advertising/marketing, consulting and energy efficiency. Healthcare continues to be an attractive sector as procedure growth is buttressed by the economic recovery and potentially more insured lives should new healthcare reform legislation ultimately be passed by Congress. We feel many of the risk factors we cited will begin to provide some headwinds as the year progresses, successful investments will necessarily require a balance of expected returns against an assessment of downside risk. The prospect of higher interest rates, emerging inflation and investor differentiation will likely cap market multiples and, thereby, reinforce the importance of skilled, company-specific stock selection, historically our competitive advantage.

Sincerely,

Ronald H. McGlynn

Chairman and Chief Executive Officer, Cramer Rosenthal McGlynn, LLC and

President, CRM Mutual Fund Trust

This report must be preceded or accompanied by the current prospectus for the Funds. Before investing, you should carefully read the prospectus and consider the investment objectives, risks, changes and expenses of the Funds. Additional copies of the prospectus may be obtained at www.crmfunds.com or at 800-CRM-2883.

Distributed by PFPC Distributors, Inc. King of Prussia, PA 19406.

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited)

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•

Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•

Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period July 1, 2009 to December 31, 2009

Expense Table

Fund/Class	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,228.70	1.10%	$6.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.59	1.10%	$5.62

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

Fund/Class	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Small Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,230.40	0.85%	$4.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.87	0.85%	$4.34
CRM Small/Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,203.80	1.14%	$6.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	1.14%	$5.82
CRM Small/Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,205.70	0.89%	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.66	0.89%	$4.54
CRM Mid Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,187.40	1.06%	$5.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	1.06%	$5.41
CRM Mid Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,188.70	0.81%	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.07	0.81%	$4.13
CRM Large Cap Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,156.80	1.31%	$7.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	1.31%	$6.69
CRM Large Cap Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,159.00	1.06%	$5.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.79	1.06%	$5.41
CRM All Cap Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,184.00	1.50%	$8.26
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	1.50%	$7.66
CRM All Cap Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,186.40	1.25%	$6.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	1.25%	$6.38
CRM 130/30 Value Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,136.20	2.10%	$11.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.49	2.10%	$10.72
CRM 130/30 Value Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,137.30	1.85%	$9.97
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.76	1.85%	$9.44

CRM Funds

CRM FUNDS

EXPENSE DISCLOSURE (Unaudited) (Continued)

Fund/Class	Beginning Account Value 07/01/09	Ending Account Value 12/31/09	Annualized Expense Ratio	Expenses Paid During Period[1]
CRM Global Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,236.00	1.50%	$8.45
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	1.50%	$7.66
CRM Global Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,237.60	1.25%	$7.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	1.25%	$6.38
CRM International Opportunity Fund - Investor Shares
Actual Fund Return	$1,000.00	$1,281.10	1.50%	$8.62
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.55	1.50%	$7.66
CRM International Opportunity Fund - Institutional Shares
Actual Fund Return	$1,000.00	$1,282.40	1.25%	$7.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.82	1.25%	$6.38

[1]

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited)

PORTFOLIO HOLDINGS

December 31, 2009

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

Small Cap Value Fund - Sector Allocation
Common Stock
Information Technology	18.9%
Financials	16.5
Industrials	16.2
Materials	10.0
Consumer Discretionary	9.9
Health Care	9.3
Consumer Staples	7.6
Utilities	3.2
Energy	3.1
Telecommunication Services	2.3
Short-Term Investments	3.0

100.0%

Small/Mid Cap Value Fund - Sector Allocation
Common Stock
Industrials	17.2%
Financials	16.8
Information Technology	15.1
Materials	10.6
Consumer Discretionary	9.7
Health Care	9.2
Utilities	7.0
Energy	4.8
Consumer Staples	3.3
Telecommunication Services	2.3
Short-Term Investments	4.0

100.0%

Mid Cap Value Fund - Sector Allocation
Common Stock
Information Technology	18.2%
Financials	17.2
Industrials	13.6
Materials	10.0
Health Care	9.8
Utilities	8.9
Energy	7.7
Consumer Discretionary	5.5
Consumer Staples	4.6
Short-Term Investments	4.5

100.0%

Large Cap Opportunity Fund – Sector Allocation
Common Stock
Information Technology	26.3%
Health Care	15.7
Financials	11.2
Energy	10.6
Industrials	10.3
Consumer Staples	10.1
Consumer Discretionary	6.2
Utilities	3.0
Materials	2.0
Preferred Stock
Financials	2.4
Short-Term Investments	2.2

100.0%

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Continued)

All Cap Value Fund - Sector Allocation
Common Stock
Information Technology	25.8%
Health Care	16.6
Financials	15.3
Energy	9.3
Industrials	8.6
Materials	5.1
Consumer Discretionary	4.8
Utilities	3.9
Consumer Staples	2.8
Telecommunication Services	2.3
Preferred Stock
Financials	2.4
Short-Term Investments	3.1

100.0%

130/30 Value Fund - Sector Allocation
Common Stock
Information Technology	30.5%
Health Care	18.0
Financials	12.7
Industrials	11.9
Energy	11.9
Consumer Staples	11.9
Consumer Discretionary	7.4
Utilities	3.5
Materials	2.2
Preferred Stock
Financials	3.0
Short-Term Investments	4.9
Securities Sold Short
Common Stock
Consumer Discretionary	(0.5)
Consumer Staples	(1.0)
Financials	(1.4)
Industrials	(2.6)
Health Care	(3.3)
Exchange-Traded Funds	(9.1)

100.0%

Global Opportunity Fund - Sector Allocation
Common Stock
Industrials	18.5%
Financials	14.0
Energy	14.0
Consumer Discretionary	11.3
Materials	11.2
Information Technology	10.9
Health Care	8.1
Consumer Staples	5.0
Telecommunication Services	1.5
Preferred Stock
Energy	1.4
Financials	1.0
Short-Term Investments	3.1

100.0%

Global Opportunity Fund - Country Allocation
Common Stock
United States	32.4%
Japan	9.3
United Kingdom	7.3
Brazil	7.0
Germany	6.4
Canada	5.7
Switzerland	4.1
France	3.5
Netherlands	2.9
Indonesia	2.4
Ireland	2.3
South Africa	2.0
Australia	1.8
South Korea	1.5
Denmark	1.4
Finland	1.2
Singapore	1.2
India	1.0
Italy	1.0
Preferred Stock
Brazil	1.4
United States	1.0
Short-Term Investments	3.2

100.0%

CRM Funds

CRM FUNDS

DISCLOSURE OF PORTFOLIO HOLDINGS (Unaudited) (Continued)

International Opportunity Fund - Sector Allocation
Common Stock
Industrials	18.0%
Energy	17.1
Materials	14.7
Consumer Discretionary	13.5
Financials	10.9
Consumer Staples	6.4
Information Technology	5.9
Health Care	4.9
Telecommunication Services	1.0
Preferred Stock
Energy	1.4
Short-Term Investments	6.2

100.0%

International Opportunity Fund - Country Allocation
Common Stock
United Kingdom	15.8%
Japan	14.8
Brazil	8.7
Germany	7.4
Switzerland	7.2
Canada	6.3
France	5.3
South Africa	4.5
Indonesia	3.7
Netherlands	3.1
Ireland	2.3
India	2.0
Australia	1.8
Belgium/Luxembourg	1.7
South Korea	1.5
Denmark	1.5
Singapore	1.5
Bermuda	1.2
Finland	1.1
Italy	1.0
Preferred Stock
Brazil	1.4
Short-Term Investments	6.2

100.0%

Portfolio holdings are subject to change at any time.

CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

Shares		Value
Common Stock — 96.2%
Consumer Discretionary — 9.8%
Automobiles & Components — 0.0%
1,200	WABCO Holdings, Inc.	$30,948

Consumer Durables & Apparel — 4.6%
891,200	Callaway Golf Co.	6,719,648
558,500	G-III Apparel Group Ltd.[1]	12,102,695
270,400	Phillips-Van Heusen Corp.	10,999,872

		29,822,215

Consumer Services — 5.2%
178,200	Churchill Downs, Inc.	6,655,770
1,267,000	CKE Restaurants, Inc.	10,718,820
180,400	International Speedway Corp. — Class A	5,132,380
292,700	Steiner Leisure Ltd.[1]	11,637,752

		34,144,722

Total Consumer Discretionary		63,997,885

Consumer Staples — 7.5%
Food & Drug Retailing — 1.5%
358,300	United Natural Foods, Inc.[1]	9,580,942

Food, Beverage & Tobacco — 6.0%
482,400	Hain Celestial Group, Inc. (The)[1]	8,205,624
450,000	Lance, Inc.	11,835,000
275,250	Ralcorp Holdings, Inc.[1]	16,435,177
117,200	Seneca Foods Corp. — Class A1	2,797,564

		39,273,365

Total Consumer Staples		48,854,307

Energy — 3.1%
1,432,800	Advantage Oil & Gas Ltd.	9,341,856
244,300	Arena Resources, Inc.[1]	10,534,216

Total Energy		19,876,072

Financials — 16.3%
Banks — 10.1%
798,300	Brookline Bancorp, Inc.	7,911,153
1,100,700	CVB Financial Corp.	9,510,048
768,015	First Horizon National Corp.[1]	10,291,396
1,517,400	FNB Corp.	10,303,146
707,500	Investors Bancorp, Inc.[1]	7,740,050
1,273,100	National Penn Bancshares, Inc.	7,371,249
659,800	Washington Federal, Inc.	12,760,532

		65,887,574

Diversified Financials — 5.0%
409,500	Artio Global Investors, Inc.[1]	10,438,155
501,500	Janus Capital Group, Inc.	6,745,175
190,800	KBW, Inc.[1]	5,220,288
326,900	Legg Mason, Inc.	9,859,304

		32,262,922

Insurance — 1.2%
211,000	Platinum Underwriters Holdings Ltd.	8,079,190

Total Financials		106,229,686

Health Care — 9.3%
Health Care Equipment & Services — 7.8%
655,800	Conmed Corp.[1]	14,952,240
328,800	Cooper Cos., Inc. (The)	12,533,856
722,500	Cyberonics, Inc.[1]	14,767,900
95,150	Edwards Lifesciences Corp.[1]	8,263,777

		50,517,773

Pharmaceuticals & Biotechnology — 1.5%
523,000	BioMarin Pharmaceutical, Inc.[1]	9,837,630

Total Health Care		60,355,403

Industrials — 16.1%
Capital Goods — 6.4%
330,000	A. O. Smith Corp.	14,318,700
88,400	Cubic Corp.	3,297,320
453,900	Moog, Inc. — Class A1	13,267,497
434,700	RBC Bearings, Inc.[1]	10,576,251

		41,459,768

Commercial Services & Supplies — 7.9%
584,915	G & K Services, Inc. — Class A	14,698,914
754,500	GEO Group, Inc. (The)[1]	16,508,460
779,400	Korn/Ferry International[1]	12,860,100
1,287,700	Spherion Corp.[1]	7,236,874

		51,304,348

Transportation — 1.8%
144,100	Genesee & Wyoming, Inc. — Class A1	4,703,424
209,920	Kirby Corp.[1]	7,311,514

		12,014,938

Total Industrials		104,779,054

Information Technology — 18.7%
Semiconductors & Semiconductor Components — 1.6%
2,303,100	Atmel Corp.[1]	10,617,291

Software & Services — 9.2%
375,100	Euronet Worldwide, Inc.[1]	8,233,445
271,200	Informatica Corp.[1]	7,013,232
1,493,400	S1 Corp.[1]	9,736,968
760,900	Sapient Corp.[1]	6,292,643
1,852,413	SkillSoft PLC, ADR[1,2,3]	19,413,288
469,600	TeleTech Holdings, Inc.[1]	9,406,088

		60,095,664

Technology Hardware & Equipment — 7.9%
694,539	Arris Group, Inc.[1]	7,938,581
1,692,900	Brightpoint, Inc.[1]	12,442,815
574,600	Checkpoint Systems, Inc.[1]	8,762,650

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2009 (Unaudited)

Shares		Value
Information Technology — (continued)
Technology Hardware & Equipment — (continued)
533,800	CommScope, Inc.[1]	$14,161,714
619,400	Intermec, Inc.[1]	7,965,484

		51,271,244

Total Information Technology		121,984,199

Materials — 9.9%
450,800	Calgon Carbon Corp.[1]	6,266,120
379,800	Carpenter Technology Corp.	10,235,610
247,521	Greif, Inc. — Class A	13,361,184
1,032,300	Louisiana-Pacific Corp.[1]	7,205,454
282,200	Packaging Corp. of America	6,493,422
301,350	Schweitzer-Mauduit International, Inc.	21,199,972

Total Materials		64,761,762

Telecommunication Services — 2.3%
843,054	Syniverse Holdings, Inc.[1]	14,736,584

Total Telecommunication Services		14,736,584

Utilities — 3.2%
170,300	Cleco Corp.	4,654,299
300,664	El Paso Electric Co.[1]	6,097,466
375,100	NorthWestern Corp.	9,760,102

Total Utilities		20,511,867

Total Common Stock (Cost $522,708,640)		626,086,819

Short-Term Investments — 3.0%
9,777,791	BlackRock Liquidity Funds
	TempCash Portfolio — Institutional
	Series	9,777,791
9,777,791	BlackRock Liquidity Funds
	TempFund Portfolio — Institutional
	Series	9,777,791

Total Short-Term Investments (Cost $19,555,582)		19,555,582

Total Investments — 99.2% (Cost $542,264,222)		645,642,401
Other Assets in Excess of Liabilities — 0.8%		5,218,217

Total Net Assets — 100.0%		$650,860,618

Summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$626,086,819	$626,086,819	—	—
Short-Term Investments	19,555,582	19,555,582	—	—

Total	$645,642,401	$645,642,401	—	—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

Shares		Value
Common Stock — 95.6%
Consumer Discretionary — 9.6%
Automobiles & Components — 0.8%
45,600	Lear Corp.[1]	$3,084,384

Consumer Durables & Apparel — 2.4%
341,800	Callaway Golf Co.	2,577,172
160,000	Warnaco Group, Inc. (The)[1]	6,750,400

		9,327,572

Hotels, Restaurants & Leisure — 1.7%
356,350	Burger King Holdings, Inc.	6,706,507

Media — 2.4%
1,257,450	Interpublic Group of Cos., Inc.[1]	9,279,981

Retailing — 2.3%
477,950	Foot Locker, Inc.	5,324,363
60,950	Sherwin-Williams Co. (The)	3,757,568

		9,081,931

Total Consumer Discretionary		37,480,375

Consumer Staples — 3.3%
Food, Beverage & Tobacco — 3.3%
81,050	McCormick & Co., Inc.	2,928,337
167,700	Ralcorp Holdings, Inc.[1]	10,013,367

Total Consumer Staples		12,941,704

Energy — 4.8%
461,350	Denbury Resources, Inc.[1]	6,827,980
229,000	Rowan Cos., Inc.[1]	5,184,560
93,000	Whiting Petroleum Corp.[1]	6,644,850

Total Energy		18,657,390

Financials — 16.7%
Banks — 10.8%
95,200	City National Corp.	4,341,120
832,200	Fifth Third Bancorp	8,113,950
481,870	First Horizon National Corp.[1]	6,457,061
601,780	People’s United Financial, Inc.	10,049,726
364,850	SunTrust Banks, Inc.	7,402,806
456,500	TFS Financial Corp.	5,541,910

		41,906,573

Diversified Financials — 3.7%
244,900	Artio Global Investors, Inc.[1]	6,242,501
264,350	Legg Mason, Inc.	7,972,796

		14,215,297

Insurance — 2.2%
228,250	Fidelity National Financial, Inc. — Class A	3,072,245
148,900	Platinum Underwriters Holdings Ltd.	5,701,381

		8,773,626

Total Financials		64,895,496

Health Care — 9.1%
Health Care Equipment & Services — 7.5%
112,900	C.R. Bard, Inc.	8,794,910
220,900	CIGNA Corp.	7,791,143
195,700	Cooper Cos., Inc. (The)	7,460,084
58,300	Edwards Lifesciences Corp.[1]	5,063,355

		29,109,492

Pharmaceuticals & Biotechnology — 1.6%
338,000	BioMarin Pharmaceutical, Inc.[1]	6,357,780

Total Health Care		35,467,272

Industrials — 17.1%
Capital Goods — 12.0%
177,100	Aecom Technology Corp.[1]	4,870,250
272,950	Brady Corp. — Class A	8,191,230
29,750	Goodrich Corp.	1,911,437
206,850	Lennox International, Inc.	8,075,424
274,000	Moog, Inc. — Class A1	8,009,020
210,500	Stanley Works (The)	10,842,855
116,650	Wabtec Corp.	4,763,986

		46,664,202

Commercial Services & Supplies — 5.1%
55,100	Dun & Bradstreet Corp. (The)	4,648,787
151,600	Manpower, Inc.	8,274,328
392,350	Monster Worldwide, Inc.[1]	6,826,890

		19,750,005

Total Industrials		66,414,207

Information Technology — 15.1%
Semiconductors & Semiconductor Components — 4.7%
187,650	Analog Devices, Inc.	5,925,987
1,291,740	LSI Corp.[1]	7,763,357
524,250	ON Semiconductor Corp.[1]	4,618,643

		18,307,987

Software & Services — 4.1%
196,950	BMC Software, Inc.[1]	7,897,695
478,790	Parametric Technology Corp.[1]	7,823,428

		15,721,123

Technology Hardware & Equipment — 6.3%
131,500	Amphenol Corp. — Class A	6,072,670
129,300	Avnet, Inc.[1]	3,899,688
771,650	Brocade Communications Systems, Inc.[1]	5,887,690
329,250	CommScope, Inc.[1]	8,735,002

		24,595,050

Total Information Technology		58,624,160

Materials — 10.6%
80,900	Airgas, Inc.	3,850,840
192,850	Albemarle Corp.	7,013,954
246,700	Calgon Carbon Corp.[1]	3,429,130
177,950	Celanese Corp. — Series A	5,712,195
119,850	FMC Corp.	6,682,836

See accompanying notes.	CRM Funds

CRM FUNDS

CRM SMALL/MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2009 (Unaudited)

Shares		Value
Materials — (continued)
159,350	Greif, Inc. — Class A	$8,601,713
200,000	MeadWestvaco Corp.	5,726,000

Total Materials		41,016,668

Telecommunication Services — 2.3%
503,100	Syniverse Holdings, Inc.[1]	8,794,188

Total Telecommunication Services		8,794,188

Utilities — 7.0%
153,100	Allegheny Energy, Inc.	3,594,788
162,550	American Water Works Co., Inc.	3,642,746
399,800	CMS Energy Corp.	6,260,868
171,350	EQT Corp.	7,525,692
242,100	Northeast Utilities	6,243,759

Total Utilities		27,267,853

Total Common Stock (Cost $325,476,801)		371,559,313

Short-Term Investments — 4.0%
7,699,929	BlackRock Liquidity Funds
	TempCash Portfolio — Institutional
	Series	7,699,929
7,699,928	BlackRock Liquidity Funds
	TempFund Portfolio — Institutional
	Series	7,699,928

Total Short-Term Investments (Cost $15,399,857)		15,399,857

Total Investments — 99.6% (Cost $340,876,658)		386,959,170
Other Assets in Excess of Liabilities — 0.4%		1,683,369

Total Net Assets — 100.0%		$388,642,539

Summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$371,559,313	$371,559,313	—	—
Short-Term Investments	15,399,857	15,399,857	—	—

Total	$386,959,170	$386,959,170	—	—

[1]	Non-income producing security.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

Shares		Value
Common Stock — 95.8%
Consumer Discretionary — 5.5%
Media — 4.5%
2,096,909	DIRECTV — Class A1	$69,931,915
2,241,568	Omnicom Group, Inc.	87,757,387

		157,689,302

Retailing — 1.0%
564,500	Sherwin-Williams Co. (The)[2]	34,801,425

Total Consumer Discretionary		192,490,727

Consumer Staples — 4.6%
Food, Beverage & Tobacco — 3.6%
993,911	H.J. Heinz Co.	42,499,634
40,200	J.M. Smucker Co. (The)	2,482,350
738,003	McCormick & Co., Inc.	26,664,049
1,205,000	Molson Coors Brewing Co. — Class B	54,417,800

		126,063,833

Household & Personal Products — 1.0%
838,700	Mead Johnson Nutrition Co. — Class A	36,651,190

Total Consumer Staples		162,715,023

Energy — 7.8%
1,334,400	Baker Hughes, Inc.	54,016,512
3,873,000	Denbury Resources, Inc.[1,2]	57,320,400
950,000	Hess Corp.	57,475,000
2,378,600	Nexen, Inc.	56,919,898
2,580,100	Weatherford International Ltd.[1]	46,209,591

Total Energy		271,941,401

Financials — 17.2%
Banks — 7.0%
6,919,800	Fifth Third Bancorp	67,468,050
5,662,060	People’s United Financial, Inc.	94,556,402
4,131,100	SunTrust Banks, Inc.	83,820,019

		245,844,471

Diversified Financials — 3.9%
1,913,068	Legg Mason, Inc.[2]	57,698,131
1,797,060	State Street Corp.	78,243,992

		135,942,123

Insurance — 6.3%
1,540,045	AON Corp.	59,045,325
1,683,957	Assurant, Inc.	49,643,053
2,279,800	Principal Financial Group, Inc.	54,806,392
3,241,100	XL Capital Ltd. — Class A	59,409,363

		222,904,133

Total Financials		604,690,727

Health Care — 9.9%
Health Care Equipment & Services — 9.9%
1,030,537	C.R. Bard, Inc.	80,278,832
2,361,900	St. Jude Medical, Inc.[1]	86,870,682
1,476,100	Stryker Corp.	74,351,157
1,789,100	Zimmer Holdings, Inc.[1]	105,753,701

Total Health Care		347,254,372

Industrials — 13.6%
Capital Goods — 9.2%
1,409,000	Cooper Industries PLC[3]	60,079,760
538,500	Cummins, Inc.	24,695,610
268,378	Goodrich Corp.	17,243,286
1,923,600	Stanley Works (The)[2]	99,084,636
2,936,700	Tyco International Ltd.[1]	104,781,456
401,800	URS Corp.[1]	17,888,136

		323,772,884

Commercial Services & Supplies — 3.5%
523,203	Dun & Bradstreet Corp. (The)	44,142,637
1,410,744	Manpower, Inc.	76,998,408

		121,141,045

Transportation — 0.9%
1,032,788	J.B. Hunt Transport Services, Inc.	33,328,069

Total Industrials		478,241,998

Information Technology — 18.2%
Semiconductors & Semiconductor Components — 3.5%
1,671,859	Analog Devices, Inc.	52,797,307
11,984,568	LSI Corp.[1]	72,027,254

		124,824,561

Software & Services — 8.5%
1,798,234	BMC Software, Inc.[1]	72,109,183
3,681,014	Electronic Arts, Inc.[1]	65,337,999
3,950,629	Parametric Technology Corp.[1]	64,553,278
1,016,800	Sybase, Inc.[1,2]	44,129,120
2,764,854	Western Union Co. (The)	52,117,498

		298,247,078

Technology Hardware & Equipment — 6.2%
1,193,255	Amphenol Corp. — Class A	55,104,516
1,172,138	Avnet, Inc.[1]	35,351,682
7,194,800	Brocade Communications Systems, Inc.[1]	54,896,324
3,916,700	Seagate Technology	71,244,773

		216,597,295

Total Information Technology		639,668,934

Materials — 10.0%
836,300	Air Products & Chemicals, Inc.	67,790,478
1,479,800	Allegheny Technologies, Inc.	66,250,646
1,319,700	Celanese Corp. — Series A	42,362,370
2,378,600	Crown Holdings, Inc.[1]	60,844,588
1,096,800	FMC Corp.	61,157,568
2,016,300	International Paper Co.	53,996,514

Total Materials		352,402,164

Utilities — 9.0%
1,420,373	Allegheny Energy, Inc.	33,350,358

See accompanying notes.	CRM Funds

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2009 (Unaudited)

Shares		Value
Utilities — (continued)
1,899,070	American Electric Power Co., Inc.	$66,068,645
3,779,287	CMS Energy Corp.[2]	59,183,634
1,772,900	DPL, Inc.	48,932,040
667,200	Entergy Corp.	54,603,648
1,050,691	Wisconsin Energy Corp.	52,355,933

Total Utilities		314,494,258

Total Common Stock (Cost $2,902,301,205)		3,363,899,604

Short-Term Investments — 4.5%
78,646,558	BlackRock Liquidity Funds
	TempCash Portfolio — Institutional
	Series	78,646,558
78,646,557	BlackRock Liquidity Funds
	TempFund Portfolio — Institutional
	Series	78,646,557

Total Short-Term Investments (Cost $157,293,115)		157,293,115

Total Investments Before Short-Term Investments Held As Collateral For Loaned Securities — 100.3% (Cost $3,059,594,320)		3,521,192,719

Short-Term Investments Held As Collateral For Loaned Securities — 4.9%
82,043,168	Institutional Money Market Trust	82,043,168
90,000,000	PNC Demand Deposit Account	90,000,000

Total Short-Term Investments Held As Collateral For Loaned Securities (Cost $172,043,168)		172,043,168

Total Investments — 105.2% (Cost $3,231,637,488)		3,693,235,887	[4]
Liabilities in Excess of Other Assets — (5.2%)		(181,364,703)

Total Net Assets — 100.0%		$3,511,871,184

Summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$3,363,899,604	$3,363,899,604	—	—
Short-Term Investments	157,293,115	157,293,115	—	—
Short-Term Investments Held as Collateral for Loaned Securities	172,043,168	172,043,168	—	—

Total	$3,693,235,887	$3,693,235,887	—	—

[1]	Non-income producing security.

[2]	Security partially or fully on loan.

[3]	PLC — Public Limited Company.

[4]

At December 31, 2009, the market value of securities on loan for the Mid Cap Value Fund was $162,127,042. In the event that the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. See Note 5 in Notes to Financial Statements.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

Shares		Value
Common Stock — 94.7%
Consumer Discretionary — 6.2%
Media — 4.5%
39,300	DIRECTV — Class A1	$1,310,655
42,200	Omnicom Group, Inc.	1,652,130

		2,962,785

Retailing — 1.7%
49,600	Lowe’s Cos., Inc.	1,160,144

Total Consumer Discretionary		4,122,929

Consumer Staples — 10.0%
Food & Drug Retailing — 4.6%
64,400	CVS Caremark Corp.	2,074,324
48,000	Kroger Co. (The)	985,440

		3,059,764

Food, Beverage & Tobacco — 4.4%
18,800	Molson Coors Brewing Co. — Class B	849,008
17,950	Nestle SA, ADR[2]	867,883
19,800	PepsiCo, Inc.	1,203,840

		2,920,731

Household & Personal Products — 1.0%
15,800	Mead Johnson Nutrition Co. — Class A	690,460

Total Consumer Staples		6,670,955

Energy — 10.5%
18,200	Exxon Mobil Corp.	1,241,058
16,500	Hess Corp.	998,250
25,100	Petroleo Brasileiro SA, ADR[2]	1,196,768
35,300	Suncor Energy, Inc.	1,246,443
72,900	Talisman Energy, Inc.	1,358,856
3,600	Total SA, ADR[2]	230,544
38,400	Weatherford International Ltd.[1]	687,744

Total Energy		6,959,663

Financials — 11.1%
Banks — 2.1%
50,800	Wells Fargo & Co.	1,371,092

Diversified Financials — 6.6%
42,200	Bank of America Corp.	635,532
55,700	JPMorgan Chase & Co.	2,321,019
33,650	State Street Corp.	1,465,121

		4,421,672

Insurance — 2.4%
31,800	Prudential Financial, Inc.	1,582,368

Total Financials		7,375,132

Health Care — 15.6%
Health Care Equipment & Services — 11.0%
16,600	Alcon, Inc.	2,728,210
19,400	C.R. Bard, Inc.	1,511,260
29,600	Covidien PLC[3]	1,417,544
33,100	Stryker Corp.	1,667,247

		7,324,261

Pharmaceuticals & Biotechnology — 4.6%
49,800	Roche Holding AG, ADR[2]	2,101,560
19,900	Thermo Fisher Scientific, Inc.[1]	949,031

		3,050,591

Total Health Care		10,374,852

Industrials — 10.2%
Capital Goods — 8.1%
17,100	Illinois Tool Works, Inc.	820,629
21,100	Raytheon Co.	1,087,072
25,200	Stanley Works (The)	1,298,052
60,400	Tyco International Ltd.[1]	2,155,072

		5,360,825

Commercial Services & Supplies — 2.1%
26,200	Manpower, Inc.	1,429,996

Total Industrials		6,790,821

Information Technology — 26.1%
Semiconductors & Semiconductor Components — 4.5%
70,400	Intel Corp.	1,436,160
59,300	Texas Instruments, Inc.	1,545,358

		2,981,518

Software & Services — 15.2%
42,800	Accenture PLC — Class A3	1,776,200
33,600	BMC Software, Inc.[1]	1,347,360
80,600	Electronic Arts, Inc.[1]	1,430,650
32,500	Microsoft Corp.	990,925
37,400	Oracle Corp.	917,796
74,030	Symantec Corp.[1]	1,324,397
52,400	Western Union Co. (The)	987,740
79,830	Yahoo!, Inc.[1]	1,339,547

		10,114,615

Technology Hardware & Equipment — 6.4%
29,600	Hewlett-Packard Co.	1,524,696
28,500	QUALCOMM, Inc.	1,318,410
75,800	Seagate Technology	1,378,802

		4,221,908

Total Information Technology		17,318,041

Materials — 2.0%
16,000	Air Products & Chemicals, Inc.	1,296,960

Total Materials		1,296,960

Utilities — 3.0%
28,300	American Electric Power Co., Inc.	984,557

See accompanying notes.	CRM Funds

CRM FUNDS

CRM LARGE CAP OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2009 (Unaudited)

Shares		Value
Utilities — (continued)
11,900	Entergy Corp.	$973,896

Total Utilities		1,958,453

Total Common Stock (Cost $54,047,386)		62,867,806

Preferred Stock — 2.4%
Financials — 2.4%
Diversified Financials — 2.4%
108,300	Bank of America Corp.[1]
(Cost $1,624,609)		1,615,836

Short-Term Investments — 2.2%
723,069	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	723,069
723,068	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	723,068

Total Short-Term Investments (Cost $1,446,137)		1,446,137

Total Investments — 99.3% (Cost $57,118,132)		65,929,779
Other Assets in Excess of Liabilities — 0.7%		470,895

Total Net Assets — 100.0%		$66,400,674

Summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$62,867,806	$62,867,806	—	—
Preferred Stock	1,615,836	1,615,836	—	—
Short-Term Investments	1,446,137	1,446,137	—	—

Total	$65,929,779	$65,929,779	—	—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

Shares		Value
Common Stock — 94.6%
Consumer Discretionary — 4.8%
Media — 4.8%
8,502	DIRECTV — Class A1	$283,542
55,400	Interpublic Group of Cos., Inc.[1]	408,852

Total Consumer Discretionary		692,394

Consumer Staples — 2.8%
Food, Beverage & Tobacco — 2.8%
6,800	Ralcorp Holdings, Inc.[1]	406,028

Total Consumer Staples		406,028

Energy — 9.3%
6,000	Baker Hughes, Inc.	242,880
4,700	Hess Corp.	284,350
8,900	Rowan Cos., Inc.[1]	201,496
8,400	Suncor Energy, Inc.	296,604
17,100	Talisman Energy, Inc.	318,744

Total Energy		1,344,074

Financials — 15.4%
Banks — 4.5%
23,650	People’s United Financial, Inc.	394,955
9,700	Wells Fargo & Co.	261,803

		656,758

Diversified Financials — 8.9%
23,700	Bank of America Corp.	356,922
7,600	JPMorgan Chase & Co.	316,692
9,200	Legg Mason, Inc.	277,472
7,600	State Street Corp.	330,904

		1,281,990

Insurance — 2.0%
5,800	Prudential Financial, Inc.	288,608

Total Financials		2,227,356

Health Care — 16.6%
Health Care Equipment & Services — 10.1%
3,500	Alcon, Inc.	575,225
4,100	C.R. Bard, Inc.	319,390
8,200	Cooper Cos., Inc. (The)	312,584
2,900	Edwards Lifesciences Corp.[1]	251,865

		1,459,064

Pharmaceuticals & Biotechnology — 6.5%
11,800	BioMarin Pharmaceutical, Inc.[1]	221,958
11,500	Roche Holding AG, ADR[2]	485,300
5,000	Thermo Fisher Scientific, Inc.[1]	238,450

		945,708

Total Health Care		2,404,772

Industrials — 8.6%
Capital Goods — 5.0%
4,500	Stanley Works (The)	231,795
13,600	Tyco International Ltd.[1]	485,248

		717,043

Commercial Services & Supplies — 3.6%
3,000	Dun & Bradstreet Corp. (The)	253,110
5,000	Manpower, Inc.	272,900

		526,010

Total Industrials		1,243,053

Information Technology — 25.8%
Semiconductors & Semiconductor Components — 4.4%
7,900	Analog Devices, Inc.	249,482
64,000	LSI Corp.[1]	384,640

		634,122

Software & Services — 10.5%
10,000	Accenture PLC — Class A3	415,000
7,300	BMC Software, Inc.[1]	292,730
17,300	Electronic Arts, Inc.[1]	307,075
17,600	Parametric Technology Corp.[1]	287,584
13,480	Yahoo!, Inc.[1]	226,194

		1,528,583

Technology Hardware & Equipment — 10.9%
15,300	Arris Group, Inc.[1]	174,879
41,200	Brightpoint, Inc.[1]	302,820
10,500	CommScope, Inc.[1]	278,565
7,900	Hewlett-Packard Co.	406,929
22,600	Seagate Technology	411,094

		1,574,287

Total Information Technology		3,736,992

Materials — 5.1%
3,400	Air Products & Chemicals, Inc.	275,604
6,600	Schweitzer-Mauduit International, Inc.	464,310

Total Materials		739,914

Telecommunication Services — 2.3%
18,900	Syniverse Holdings, Inc.[1]	330,372

Total Telecommunication Services		330,372

Utilities — 3.9%
8,900	American Electric Power Co., Inc.	309,631
3,100	Entergy Corp.	253,704

Total Utilities		563,335

Total Common Stock (Cost $12,058,426)		13,688,290

Preferred Stock — 2.4%
Financials — 2.4%
Diversified Financials — 2.4%
23,100	Bank of America Corp.[1]
(Cost $346,531)		344,652

Short-Term Investments — 3.1%
226,518	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	226,518

See accompanying notes.	CRM Funds

CRM FUNDS

CRM ALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2009 (Unaudited)

Shares		Value
Short-Term Investments — (continued)
226,518	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	$226,518

Total Short-Term Investments (Cost $453,036)		453,036

Total Investments — 100.1% (Cost $12,857,993)		14,485,978
Liabilities in Excess of Other Assets — (0.1%)		(15,243)

Total Net Assets — 100.0%		$14,470,735

Summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock	$13,688,290	$13,688,290	—	—
Preferred Stock	344,652	344,652	—	—
Short-Term Investments	453,036	453,036	—	—

Total	$14,485,978	$14,485,978	—	—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

Shares		Value
Long Positions — 117.5%
Common Stock — 109.6%
Consumer Discretionary — 7.3%
Media — 5.2%
5,000	DIRECTV — Class A1	$166,750
5,400	Omnicom Group, Inc.[2]	211,410

		378,160

Retailing — 2.1%
6,450	Lowe’s Cos., Inc.[2]	150,866

Total Consumer Discretionary		529,026

Consumer Staples — 11.8%
Food & Drug Retailing — 5.4%
8,250	CVS Caremark Corp.[2]	265,732
6,200	Kroger Co. (The)	127,286

		393,018

Food, Beverage & Tobacco — 5.2%
2,400	Molson Coors Brewing Co. — Class B2	108,384
2,285	Nestle SA, ADR[3]	110,480
2,540	PepsiCo, Inc.	154,432

		373,296

Household & Personal Products — 1.2%
2,000	Mead Johnson Nutrition Co. — Class A2	87,400

Total Consumer Staples		853,714

Energy — 11.9%
2,390	Exxon Mobil Corp.[2]	162,974
2,060	Hess Corp.	124,630
3,150	Petroleo Brasileiro SA, ADR[3]	150,192
4,480	Suncor Energy, Inc.	158,189
9,360	Talisman Energy, Inc.[2]	174,470
4,800	Weatherford International Ltd.[1]	85,968

Total Energy		856,423

Financials — 12.7%
Banks — 2.3%
6,300	Wells Fargo & Co.[2]	170,037

Diversified Financials — 7.6%
4,650	Bank of America Corp.	70,029
6,930	JPMorgan Chase & Co.[2]	288,773
4,300	State Street Corp.[2]	187,222

		546,024

Insurance — 2.8%
4,000	Prudential Financial, Inc.[2]	199,040

Total Financials		915,101

Health Care — 18.0%
Health Care Equipment & Services — 12.7%
2,060	Alcon, Inc.[2]	338,561
2,410	C.R. Bard, Inc.	187,739
3,800	Covidien PLC[2,4]	181,982
4,130	Stryker Corp.[2]	208,028

		916,310

Pharmaceuticals & Biotechnology — 5.3%
6,160	Roche Holding AG, ADR[3]	259,952
2,500	Thermo Fisher Scientific, Inc.[1,2]	119,225

		379,177

Total Health Care		1,295,487

Industrials — 11.9%
Capital Goods — 9.4%
2,100	Illinois Tool Works, Inc.[2]	100,779
2,760	Raytheon Co.	142,195
3,200	Stanley Works (The)[2]	164,832
7,470	Tyco International Ltd.[1,2]	266,530

		674,336

Commercial Services & Supplies — 2.5%
3,340	Manpower, Inc.[2]	182,297

Total Industrials		856,633

Information Technology — 30.4%
Semiconductors & Semiconductor Components — 5.2%
8,800	Intel Corp.[2]	179,520
7,400	Texas Instruments, Inc.[2]	192,844

		372,364

Software & Services — 17.8%
5,400	Accenture PLC — Class A4	224,100
4,300	BMC Software, Inc.[1,2]	172,430
10,080	Electronic Arts, Inc.[1,2]	178,920
4,310	Microsoft Corp.	131,412
4,730	Oracle Corp.	116,074
9,280	Symantec Corp.[1,2]	166,019
6,670	Western Union Co. (The)	125,730
9,980	Yahoo!, Inc.[1,2]	167,464

		1,282,149

Technology Hardware & Equipment — 7.4%
3,780	Hewlett-Packard Co.	194,708
3,600	QUALCOMM, Inc.	166,536
9,700	Seagate Technology[2]	176,443

		537,687

Total Information Technology		2,192,200

Materials — 2.2%
1,990	Air Products & Chemicals, Inc.	161,310

Total Materials		161,310

Utilities — 3.4%
3,600	American Electric Power Co., Inc.	125,244

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Continued)

December 31, 2009 (Unaudited)

Shares		Value
Utilities — (continued)
1,500	Entergy Corp.	$122,760

Total Utilities		248,004

Total Common Stock (Cost $6,893,795)		7,907,898

Preferred Stock — 3.0%
Financials — 3.0%
Diversified Financials — 3.0%
14,400	Bank of America Corp.[1]
(Cost $216,000)		214,848

Short-Term Investments — 4.9%
177,562	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	177,562
177,562	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	177,562

Total Short-Term Investments (Cost $355,124)		355,124

Total Long Positions (Cost $7,464,919)		8,477,870

Securities Sold Short — (17.8%)
Common Stock Sold Short — (8.8%)
Consumer Discretionary — (0.5%)
Hotels, Restaurants & Leisure — (0.5%)
(1,650)	Starbucks Corp.[1]	(38,049)

Total Consumer Discretionary		(38,049)

Consumer Staples — (1.0%)
Food, Beverage & Tobacco — (0.5%)
(600)	Coca-Cola Co. (The)	(34,200)

Household & Personal Products — (0.5%)
(1,100)	Avon Products, Inc.	(34,650)

Total Consumer Staples		(68,850)

Financials — (1.4%)
Diversified Financials — (1.0%)
(1,300)	Federated Investors, Inc. — Class B	(35,750)
(1,200)	MSCI, Inc. — Class A1	(38,160)

		(73,910)

Insurance — (0.4%)
(1,300)	Hartford Financial Services Group, Inc.	(30,238)

Total Financials		(104,148)

Health Care — (3.3%)
Health Care Equipment & Services — (1.8%)
(600)	Beckman Coulter, Inc.	(39,264)
(800)	Becton Dickinson & Co.	(63,088)
(300)	Cerner Corp.[1]	(24,732)

		(127,084)

Pharmaceuticals & Biotechnology — (1.5%)
(2,200)	Bristol-Myers Squibb Co.	(55,550)
(1,600)	Endo Pharmaceuticals Holdings, Inc.[1]	(32,816)
(700)	Valeant Pharmaceuticals International[1]	(22,253)

		(110,619)

Total Health Care		(237,703)

Industrials — (2.6%)
Capital Goods — (0.5%)
(700)	Watsco, Inc.	(34,286)

Commercial Services & Supplies — (1.8%)
(1,920)	Avery Dennison Corp.	(70,061)
(2,200)	Robert Half International, Inc.	(58,806)

		(128,867)

Transportation — (0.3%)
(400)	Norfolk Southern Corp.	(20,968)

Total Industrials		(184,121)

Total Common Stock Sold Short (Proceeds $605,197)		(632,871)

Exchange-Traded Funds Sold Short — (9.0%)
(1,370)	Energy Select Sector SPDR Fund	(78,104)
(1,700)	iShares Dow Jones U.S. Real Estate Index Fund	(78,064)
(2,800)	Semiconductor HOLDRs Trust	(78,176)
(1,800)	Software HOLDRs Trust	(75,654)
(4,400)	SPDR KBW Bank	(93,148)
(6,580)	SPDR KBW Regional Banking	(146,405)
(600)	SPDR S&P Metals & Mining	(30,966)
(2,000)	SPDR S&P Retail	(71,200)

Total Exchange-Traded Funds Sold Short (Proceeds $623,122)		(651,717)

Total Securities Sold Short (Proceeds $1,228,319)		(1,284,588)

Other Assets in Excess of Liabilities — 0.3%		23,425

Total Net Assets — 100.0%		$7,216,707

See accompanying notes.	CRM Funds

CRM FUNDS

CRM 130/30 VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2009 (Unaudited)

Summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Investments in Securities
Common Stock	$7,907,898	$7,907,898	—	—
Preferred Stock	214,848	214,848	—	—
Short-Term Investments	355,124	355,124	—	—

Total	$8,477,870	$8,477,870	—	—

Liabilities:
Securities Sold Short
Common Stock	$(632,871)	$(632,871)	—	—
Exchange-Traded
Funds	(651,717)	(651,717)	—	—

Total	$(1,284,588)	$(1,284,588)	—	—

[1]	Non-income producing security.

[2]	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

[3]	ADR — American Depository Receipt.

[4]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

Shares		Value
Common Stock — 94.7%
Australia — 1.8%
8,670	BHP Billiton Ltd.	$331,772

Total Australia		331,772

Brazil — 7.0%
28,600	All America Latina Logistica SA	267,766
6,800	BRF-Brasil Foods SA	177,206
20,700	PDG Realty SA Empreendimentos e Participacoes	206,286
7,450	Petroleo Brasileiro SA, ADR[2]	355,216
11,100	Vale SA, ADR[2]	275,502

Total Brazil		1,281,976

Canada — 5.7%
3,300	Canadian Natural Resources Ltd.	239,805
14,500	Pacific Rubiales Energy Corp.[1]	214,204
10,300	Suncor Energy, Inc.	366,461
12,600	Talisman Energy, Inc.	237,217

Total Canada		1,057,687

Denmark — 1.5%
14,785	DSV A/S1	267,946

Total Denmark		267,946

Finland — 1.2%
6,500	Outotec OYJ	229,166

Total Finland		229,166

France — 3.5%
1,610	LVMH Moet Hennessy Louis Vuitton SA	180,525
5,140	Publicis Groupe SA	208,993
1,440	Vallourec SA	260,523

Total France		650,041

Germany — 6.4%
4,762	Adidas AG	257,936
4,280	BASF SE	264,892
3,640	Fresenius SE	227,066
1,425	Linde AG	171,687
2,835	Siemens AG	260,170

Total Germany		1,181,751

India — 1.0%
5,535	Maruti Suzuki India Ltd.	184,623

Total India		184,623

Indonesia — 2.4%
321,500	Bank Rakyat Indonesia	257,333
53,500	Indo Tambangraya Megah PT	180,096

Total Indonesia		437,429

Ireland — 2.4%
5,100	Accenture PLC — Class A3	211,650
7,975	DCC PLC[3]	221,773

Total Ireland		433,423

Italy — 1.0%
5,210	Saipem SpA	179,799

Total Italy		179,799

Japan — 9.3%
13,000	Komatsu Ltd.	272,142
16,000	Nikon Corp.	315,940
7,400	Santen Pharmaceutical Co. Ltd.	237,705
11,300	Seiko Epson Corp.	182,611
3,200	Shin-Etsu Chemical Co. Ltd.	180,665
18,700	Shinko Electric Industries Co. Ltd.	272,207
2,200	SMC Corp.	251,198

Total Japan		1,712,468

Netherlands — 2.9%
4,990	Fugro N.V.	286,622
9,495	Imtech N.V.	255,861

Total Netherlands		542,483

Singapore — 1.2%
86,000	SembCorp Marine Ltd.	224,388

Total Singapore		224,388

South Africa — 2.0%
13,350	Impala Platinum Holdings Ltd.	364,911

Total South Africa		364,911

South Korea — 1.5%
2,610	Hyundai Motor Co.[1]	270,242

Total South Korea		270,242

Switzerland — 4.1%
3,967	Credit Suisse Group AG	196,530
1,605	Roche Holding AG	274,476
1,005	Syngenta AG	283,820

Total Switzerland		754,826

United Kingdom — 7.3%
44,970	Barclays PLC[3]	198,158
13,250	Diageo PLC[3]	231,161
35,565	Dragon Oil PLC[1,3]	221,968
25,955	Rolls-Royce Group PLC[1,3]	202,122
2,019,300	Rolls-Royce Group PLC — Class C1,3	3,262
7,230	Standard Chartered PLC[3]	182,527
14,470	Tullow Oil PLC[3]	303,586

Total United Kingdom		1,342,784

United States — 32.5%
1,600	Alcon, Inc.	262,960
23,700	Bank of America Corp.	356,922
6,450	BMC Software, Inc.[1]	258,645
2,650	C.R. Bard, Inc.	206,435
8,850	CVS Caremark Corp.	285,058
6,800	DIRECTV — Class A1	226,780
3,500	Greif, Inc. — Class A	188,930
4,900	Hewlett-Packard Co.	252,399
13,200	Intel Corp.	269,280

See accompanying notes.	CRM Funds

CRM FUNDS

CRM GLOBAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2009 (Unaudited)

Shares		Value
United States — (continued)
8,750	JPMorgan Chase & Co.	$364,613
8,300	Legg Mason, Inc.	250,328
4,500	Manpower, Inc.	245,610
5,800	Omnicom Group, Inc.	227,070
3,750	Ralcorp Holdings, Inc.[1]	223,912
3,500	Stanley Works (The)	180,285
7,550	State Street Corp.	328,727
11,200	SunTrust Banks, Inc.	227,248
16,400	Syniverse Holdings, Inc.[1]	286,672
11,000	Texas Instruments, Inc.	286,660
7,400	Tyco International Ltd.[1]	264,032
8,500	Wells Fargo & Co.	229,415
14,400	Western Union Co. (The)	271,440
4,700	Zimmer Holdings, Inc.[1]	277,817

Total United States		5,971,238

Total Common Stock (Cost $15,859,248)		17,418,953

Preferred Stock — 2.4%
Brazil — 1.4%
5,500	Ultrapar Participacoes SA	253,076

Total Brazil		253,076

United States — 1.0%
12,100	Bank of America Corp.[1]	180,532

Total United States		180,532

Total Preferred Stock (Cost $373,857)		433,608

Short-Term Investments — 3.2%
290,694	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	290,694
290,693	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	290,693

Total Short-Term Investments (Cost $581,387)		581,387

Total Investments — 100.3% (Cost $16,814,492)		18,433,948
Liabilities in Excess of Other Assets — (0.3%)		(49,281)

Total Net Assets — 100.0%		$18,384,667

Summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Australia	$331,772	—	$331,772	—
Brazil	1,281,976	$1,281,976	—	—
Canada	1,057,687	1,057,687	—	—
Denmark	267,946	—	267,946	—
Finland	229,166	—	229,166	—
France	650,041	—	650,041	—
Germany	1,181,751	—	1,181,751	—
India	184,623	—	184,623	—
Indonesia	437,429	—	437,429	—
Ireland	433,423	211,650	221,773	—
Italy	179,799	—	179,799	—
Japan	1,712,468	—	1,712,468	—
Netherlands	542,483	—	542,483	—
Singapore	224,388	—	224,388	—
South Africa	364,911	—	364,911	—
South Korea	270,242	—	270,242	—
Switzerland	754,826	—	754,826	—
United Kingdom	1,342,784	—	1,342,784	—
United States	5,971,238	5,971,238	—	—
Preferred Stock
Brazil	253,076	253,076	—	—
United States	180,532	180,532	—	—
Short-Term Investments	581,387	581,387	—	—

Total	$18,433,948	$9,537,546	$8,896,402	—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2009 (Unaudited)

Shares		Value
Common Stock — 92.9%
Australia — 1.9%
2,240	BHP Billiton Ltd.	$85,717

Total Australia		85,717

Belgium/Luxembourg — 1.7%
1,900	Tenaris SA, ADR[2]	81,035

Total Belgium/Luxembourg		81,035

Bermuda — 1.2%
10,940	Hiscox Ltd.	55,748

Total Bermuda		55,748

Brazil — 8.8%
8,200	All America Latina Logistica SA	76,772
2,160	BRF-Brasil Foods SA	56,289
2,760	Hypermarcas SA1	63,412
5,400	PDG Realty SA Empreendimentos e Participacoes	53,814
1,900	Petroleo Brasileiro SA, ADR[2]	90,592
2,740	Vale SA, ADR[2]	68,007

Total Brazil		408,886

Canada — 6.3%
1,000	Canadian Natural Resources Ltd.	72,668
3,600	Pacific Rubiales Energy Corp.[1]	53,182
2,620	Suncor Energy, Inc.	93,216
3,900	Talisman Energy, Inc.	73,425

Total Canada		292,491

Denmark — 1.5%
3,770	DSV A/S1	68,323

Total Denmark		68,323

Finland — 1.1%
1,450	Outotec OYJ	51,122

Total Finland		51,122

France — 5.3%
1,510	Cap Gemini SA	68,886
420	LVMH Moet Hennessy Louis Vuitton SA	47,094
1,520	Publicis Groupe SA	61,803
375	Vallourec SA	67,845

Total France		245,628

Germany — 7.5%
1,240	Adidas AG	67,165
1,080	BASF SE	66,842
1,500	Fresenius SE	93,571
470	Linde AG	56,626
695	Siemens AG	63,781

Total Germany		347,985

India — 2.0%
1,380	Maruti Suzuki India Ltd.	46,031
12,710	United Phosphorus Ltd.	47,191

Total India		93,222

Indonesia — 3.7%
116,500	Bank Central Asia Tbk PT	59,386
86,000	Bank Rakyat Indonesia	68,836
13,500	Indo Tambangraya Megah PT	45,445

Total Indonesia		173,667

Ireland — 2.3%
1,985	DCC PLC[3]	55,200
1,785	Kerry Group PLC — Class A3	52,495

Total Ireland		107,695

Italy — 1.0%
1,400	Saipem SpA	48,315

Total Italy		48,315

Japan — 14.9%
4,100	Capcom Co. Ltd.	67,952
1,800	Honda Motor Co. Ltd.	61,071
3,400	Komatsu Ltd.	71,175
5,000	Nikon Corp.	98,731
1,100	Point, Inc.	61,462
1,990	Santen Pharmaceutical Co. Ltd.	63,923
4,300	Seiko Epson Corp.	69,489
1,100	Shin-Etsu Chemical Co. Ltd.	62,104
4,700	Shinko Electric Industries Co. Ltd.	68,416
600	SMC Corp.	68,509

Total Japan		692,832

Netherlands — 3.1%
1,075	Fugro N.V.	61,747
3,125	Imtech N.V.	84,209

Total Netherlands		145,956

Singapore — 1.5%
26,000	SembCorp Marine Ltd.	67,838

Total Singapore		67,838

South Africa — 4.6%
3,915	Impala Platinum Holdings Ltd.	107,013
2,950	MTN Group Ltd.	46,953
2,515	Tiger Brands Ltd.	58,089

Total South Africa		212,055

South Korea — 1.5%
665	Hyundai Motor Co.[1]	68,855

Total South Korea		68,855

Switzerland — 7.2%
1,020	Adecco SA	56,268
1,365	Credit Suisse Group AG	67,624
415	Roche Holding AG	70,970
255	Syngenta AG	72,014
320	Zurich Financial Services AG	69,960

Total Switzerland		336,836

See accompanying notes.	CRM Funds

CRM FUNDS

CRM INTERNATIONAL OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS (Concluded)

December 31, 2009 (Unaudited)

Shares		Value
United Kingdom — 15.8%
3,080	AMEC PLC[3]	$39,241
3,035	Antofagasta PLC[3]	48,279
17,819	Barclays PLC[3]	78,519
5,680	Croda International PLC[3]	73,238
3,905	Diageo PLC[3]	68,127
10,675	Dragon Oil PLC[1,3]	66,625
13,830	Meggitt PLC[3]	57,897
1,935	Next PLC[3]	64,699
6,635	Rolls-Royce Group PLC[1,3]	51,669
499,200	Rolls-Royce Group PLC — Class C1,3	806
3,470	Schroders PLC[3]	59,747
2,055	Standard Chartered PLC[3]	51,880
3,630	Tullow Oil PLC[3]	76,159

Total United Kingdom		736,886

Total Common Stock (Cost $3,381,337)		4,321,092

Preferred Stock — 1.4%
Brazil — 1.4%
1,390	Ultrapar Participacoes SA
(Cost $32,838)		63,959

Short-Term Investments — 6.2%
145,941	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	145,941
145,941	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	145,941

Total Short-Term Investments (Cost $291,882)		291,882

Total Investments — 100.5% (Cost $3,706,057)		4,676,933
Liabilities in Excess of Other Assets — (0.5%)		(24,947)

Total Net Assets — 100.0%		$4,651,986

Summary of inputs used to value the Fund’s investments as of December 31, 2009 is as follows (See Note 2 in Notes to Financial Statements):

Funds	Investments in Securities (Value)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities
Common Stock
Australia	$85,717	—	$85,717	—
Belgium/Luxembourg	81,035	$81,035	—	—
Bermuda	55,748	—	55,748	—
Brazil	408,886	408,886	—	—
Canada	292,491	292,491	—	—
Denmark	68,323	—	68,323	—
Finland	51,122	—	51,122	—
France	245,628	—	245,628	—
Germany	347,985	—	347,985	—
India	93,222	—	93,222	—
Indonesia	173,667	—	173,667	—
Ireland	107,695	—	107,695	—
Italy	48,315	—	48,315	—
Japan	692,832	—	692,832	—
Netherlands	145,956	—	145,956	—
Singapore	67,838	—	67,838	—
South Africa	212,055	—	212,055	—
South Korea	68,855	—	68855	—
Switzerland	336,836	—	336,836	—
United Kingdom	736,886	—	736,886	—
Preferred Stock
Brazil	63,959	63,959	—	—
Short-Term Investments	291,882	291,882	—	—

Total	$4,676,933	$1,138,253	$3,538,680	—

[1]	Non-income producing security.

[2]	ADR — American Depository Receipt.

[3]	PLC — Public Limited Company.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
ASSETS:
Investments
Investments, at cost	$542,264,222	$340,876,658	$3,231,637,488	$57,118,132
Net unrealized appreciation	103,378,179	46,082,512	461,598,399	8,811,647

Total investments, at value	645,642,401	386,959,170	3,693,235,887	65,929,779
Receivable for fund shares sold	2,637,407	267,799	4,469,125	274,900
Receivable for securities sold	4,407,630	1,736,915	2,457,830	444,532
Dividends and interest receivable	348,565	185,266	2,567,738	61,896
Other assets	41,077	28,925	173,076	23,828

Total assets	653,077,080	389,178,075	3,702,903,656	66,734,935

LIABILITIES:
Obligation to return securities lending collateral	—	—	172,043,168	—
Payable for fund shares redeemed	174,235	208,191	13,678,569	34,345
Payable for securities purchased	1,511,152	—	2,581,900	207,745
Accrued advisory fee	405,324	242,495	2,052,285	41,841
Audit fee	22,411	23,319	22,411	23,319
Other accrued expenses	103,340	61,531	654,139	27,011

Total liabilities	2,216,462	535,536	191,032,472	334,261

NET ASSETS	$650,860,618	$388,642,539	$3,511,871,184	$66,400,674

COMPONENTS OF NET ASSETS
Paid-in-capital	$660,725,557	$405,764,954	$3,891,338,730	$69,639,631
Undistributed (distributions in excess of) net investment income	(258,935)	(17,929)	(40,320)	2,921
Accumulated net realized loss on investments	(112,984,183)	(63,186,998)	(841,025,625)	(12,053,525)
Net unrealized appreciation of investments	103,378,179	46,082,512	461,598,399	8,811,647

NET ASSETS	$650,860,618	$388,642,539	$3,511,871,184	$66,400,674

NET ASSETS BY SHARE CLASS
Investor Shares	$154,327,871	$43,284,381	$1,570,514,646	$19,817,723
Institutional Shares	496,532,747	345,358,158	1,941,356,538	46,582,951

NET ASSETS	$650,860,618	$388,642,539	$3,511,871,184	$66,400,674

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	8,474,344	3,573,413	65,746,918	2,137,092
Institutional Shares	25,907,551	28,311,389	80,018,370	5,016,855
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$18.21	$12.11	$23.89	$9.27
Institutional Shares	$19.17	$12.20	$24.26	$9.29

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2009 (Unaudited)

	All Cap Value Fund	130/30 Value Fund	Global Opportunity Fund	International Opportunity Fund
ASSETS:
Investments
Investments, at cost	$12,857,993	$7,464,919	$16,814,492	$3,706,057
Net unrealized appreciation	1,627,985	1,012,951	1,619,456	970,876

Total investments, at value	14,485,978	8,477,870	18,433,948	4,676,933
Cash	1	—	1	—
Deposits with brokers for securities sold short	—	19,318	—	—
Receivable for Fund shares sold	—	8,600	—	—
Receivable for securities sold	—	49,955	—	—
Receivable from Adviser	—	1,753	—	11,167
Dividends and interest receivable	4,944	8,932	12,527	5,027
Other assets	15,055	12,958	9,493	9,273

Total assets	14,505,978	8,579,386	18,455,969	4,702,400

LIABILITIES:
Proceeds from securities sold short	—	1,228,319	—	—
Net unrealized depreciation	—	56,269	—	—

Total securities sold short, at value	—	1,284,588	—	—
Payable for Fund shares redeemed	4,000	18,622	—	—
Payable for securities purchased	—	31,510	18,956	772
Payable for dividends on securities sold short	—	782	—	—
Interest payable	—	611	—	—
Accrued management fee	3,697	—	6,467	—
Audit fee	13,720	13,913	20,043	20,043
Other accrued expenses	13,826	12,653	25,836	29,599

Total liabilities	35,243	1,362,679	71,302	50,414

NET ASSETS	$14,470,735	$7,216,707	$18,384,667	$4,651,986

COMPONENTS OF NET ASSETS
Paid-in-capital	$15,957,382	$9,725,205	$16,493,349	$3,601,241
Distributions in excess of net investment income	(21,239)	(9,028)	(14,423)	(1,908)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(3,093,393)	(3,456,152)	286,397	81,667
Net unrealized appreciation of investments and foreign currency transactions	1,627,985	956,682	1,619,344	970,986

NET ASSETS	$14,470,735	$7,216,707	$18,384,667	$4,651,986

NET ASSETS BY SHARE CLASS
Investor Shares	$10,183,819	$2,704,427	$1,232,437	$1,816,988
Institutional Shares	4,286,916	4,512,280	17,152,230	2,834,998

NET ASSETS	$14,470,735	$7,216,707	$18,384,667	$4,651,986

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)
Investor Shares	1,167,246	340,117	86,450	128,593
Institutional Shares	490,670	566,726	1,199,761	200,415
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)
Investor Shares	$8.72	$7.95	$14.26	$14.13
Institutional Shares	$8.74	$7.96	$14.30	$14.15

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (Unaudited)

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund
INVESTMENT INCOME
Dividends	$2,308,362	$1,894,536	$24,614,428	$500,182
Interest	104,124	117	1,530	25
Securities lending income	2,706	1,900	50,335	—
Foreign tax withheld	—	—	(27,808)	(11,824)

Total investment income	2,415,192	1,896,553	24,638,485	488,383

EXPENSES
Investment advisory fees	2,205,812	1,302,318	11,675,024	242,971
Administration and accounting fees	64,300	39,937	345,581	10,967
Custody fees	15,662	17,414	72,446	11,448
Transfer Agent fees	72,937	76,328	590,100	32,495
Shareholder reports	37,878	19,291	247,994	8,137
Shareholder services - Investor Shares	180,353	60,669	1,867,919	24,712
Trustee fees and expenses	25,101	14,151	157,916	2,789
Compliance services	4,946	2,863	29,209	569
Distribution fees - Advisor Shares	—	—	—	36
Registration fees	16,767	26,636	23,094	22,899
Audit fees	18,386	19,294	18,386	19,294
Legal fees	11,739	6,782	69,790	1,356
Miscellaneous	18,742	11,001	114,940	2,753

Total expenses	2,672,623	1,596,684	15,212,399	380,426
Distribution fees waived - Advisor Shares	—	—	—	(36)
Expenses waived/reimbursed	—	—	—	(12,295)

Net expenses	2,672,623	1,596,684	15,212,399	368,095

NET INVESTMENT INCOME (LOSS)	(257,431)	299,869	9,426,086	120,288

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from:
Investments	35,190,731	20,964,409	118,586,788	3,018,590
Net change in unrealized appreciation (depreciation) on:
Investments	81,781,322	42,517,373	438,096,081	6,143,868

Net realized and unrealized gain on investments	116,972,053	63,481,782	556,682,869	9,162,458

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$116,714,622	$63,781,651	$566,108,955	$9,282,746

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF OPERATIONS

FOR THE SIX MONTHS ENDED DECEMBER 31, 2009 (Unaudited)

	All Cap Value Fund	130/30 Value Fund	Global Opportunity Fund	International Opportunity Fund
INVESTMENT INCOME
Dividends	$52,716	$60,770	$62,750	$27,593
Interest	34	—	—	—
Foreign tax withheld	(1,206)	(1,588)	(3,225)	(2,307)

Total investment income	51,544	59,182	59,525	25,286

EXPENSES
Investment advisory fees	49,231	43,644	52,182	18,221
Administration and accounting fees	5,340	7,501	16,295	17,741
Custody fees	3,941	8,798	18,119	33,224
Transfer Agent fees	27,634	19,319	18,338	18,278
Shareholder reports	1,542	598	246	219
Shareholder services - Investor Shares	7,788	3,300	1,412	1,788
Trustee fees and expenses	418	355	173	109
Compliance services	83	61	67	32
Distribution fees - Advisor Shares	36	—	—	—
Registration fees	21,031	14,978	15,206	15,182
Audit fees	8,820	8,113	19,193	19,192
Legal fees	199	147	147	63
Dividend expense on securities sold short	—	12,696	—	—
Miscellaneous	992	709	611	528

Total expenses excluding interest expense	127,055	120,219	141,989	124,577
Interest expense	—	3,608	—	—

Total expenses	127,055	123,827	141,989	124,577
Distribution fees waived - Advisor Shares	(36)	—	—	—
Expenses waived/reimbursed	(54,453)	(55,818)	(68,101)	(97,482)

Net expenses	72,566	68,009	73,888	27,095

NET INVESTMENT LOSS	(21,022)	(8,827)	(14,363)	(1,809)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain (loss) from:
Investments	232,652	280,034	586,986	253,131
Short sales	—	(263,964)	—	—
Foreign currency transactions	—	—	(70,577)	(10,082)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency	1,475,439	903,007	1,283,057	691,067
Short sales	—	(28,024)	—	—

Net realized and unrealized gain on investments and foreign currency	1,708,091	891,053	1,799,466	934,116

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,687,069	$882,226	$1,785,103	$932,307

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$474,101,920	$562,037,825

OPERATIONS
Net investment income (loss)	(257,431)	1,775,006
Net realized gain (loss) from investments	35,190,731	(119,655,005)
Net change in unrealized appreciation (depreciation) on investments	81,781,322	6,535,032

Net increase (decrease) in net assets resulting from operations	116,714,622	(111,344,967)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(218,245)
Net investment income - Institutional Shares	—	(1,556,761)
Return of capital - Investor Shares	—	(341,457)
Return of capital - Institutional Shares	—	(850,468)

Total distributions to shareholders	—	(2,966,931)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	22,111,115	25,246,301
Sale of shares - Institutional Shares	113,028,538	99,417,856
Reinvestment of distributions - Investor Shares	—	488,319
Reinvestment of distributions - Institutional Shares	—	2,292,420
Redemption of shares- Investor Shares	(16,974,784)	(38,073,284)
Redemption of shares - Institutional Shares	(58,120,793)	(62,995,619)

Net increase from capital share transactions	60,044,076	26,375,993

Total increase (decrease) in net assets	176,758,698	(87,935,905)

NET ASSETS - END OF PERIOD	$650,860,618	$474,101,920

Distributions in excess of net investment income	$(258,935)	$(1,504)

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$301,704,421	$281,437,231

OPERATIONS
Net investment income	299,869	1,223,445
Net realized gain (loss) from investments	20,964,409	(75,994,873)
Net change in unrealized appreciation (depreciation) on investments	42,517,373	7,599,763

Net increase (decrease) in net assets resulting from operations	63,781,651	(67,171,665)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	(374,817)
Net investment income - Institutional Shares	(381,236)	(1,301,129)

Total distributions to shareholders	(381,236)	(1,675,946)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	14,426,787	45,042,896
Sale of shares - Institutional Shares	69,497,744	135,384,977
Reinvestment of distributions - Investor Shares	—	63,359
Reinvestment of distributions - Institutional Shares	318,029	1,098,984
Redemption of shares- Investor Shares	(31,208,747)	(54,195,920)
Redemption of shares - Institutional Shares	(29,496,110)	(38,279,495)

Net increase from capital share transactions	23,537,703	89,114,801

Total increase in net assets	86,938,118	20,267,190

NET ASSETS - END OF PERIOD	$388,642,539	$301,704,421

Undistributed (distributions in excess of) net investment income	$(17,929)	$63,438

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$3,004,992,606	$4,252,347,754

OPERATIONS
Net investment income	9,426,086	25,740,073
Net realized gain (loss) from investments	118,586,788	(951,962,150)
Net change in unrealized appreciation (depreciation) on investments	438,096,081	(45,830,373)

Net increase (decrease) in net assets resulting from operations	566,108,955	(972,052,450)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(4,589,621)	(14,874,757)
Net investment income - Institutional Shares	(9,397,909)	(22,851,925)

Total distributions to shareholders	(13,987,530)	(37,726,682)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	205,214,474	612,786,097
Sale of shares - Institutional Shares	247,114,658	610,282,520
Reinvestment of distributions - Investor Shares	4,503,314	14,326,501
Reinvestment of distributions - Institutional Shares	7,268,977	17,948,728
Redemption of shares - Investor Shares	(243,291,158)	(465,682,893)
Redemption of shares - Institutional Shares	(266,053,112)	(1,027,236,969)

Net decrease from capital share transactions	(45,242,847)	(237,576,016)

Total increase (decrease) in net assets	506,878,578	(1,247,355,148)

NET ASSETS - END OF PERIOD	$3,511,871,184	$3,004,992,606

Undistributed (distributions in excess of) net investment income	$(40,320)	$4,521,124

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Opportunity Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$58,046,579	$45,137,243

OPERATIONS
Net investment income	120,288	486,390
Net realized gain (loss) from investments	3,018,590	(12,754,487)
Net change in unrealized appreciation (depreciation) on investments	6,143,868	2,126,148

Net increase (decrease) in net assets resulting from operations	9,282,746	(10,141,949)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(88,646)	(76,581)
Net investment income - Institutional Shares	(306,228)	(260,567)
Net investment income - Advisor Shares	—	(146)

Total distributions to shareholders	(394,874)	(337,294)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	1,390,755	5,718,126
Sale of shares - Institutional Shares	12,005,681	26,498,362
Reinvestment of distributions - Investor Shares	71,828	65,705
Reinvestment of distributions - Institutional Shares	166,125	149,262
Reinvestment of distributions - Advisor Shares[1]	—	146
Redemption of shares - Investor Shares	(3,259,450)	(3,734,331)
Redemption of shares - Institutional Shares	(10,887,850)	(5,308,691)
Redemption of shares - Advisor Shares[1]	(20,866)	—

Net increase (decrease) from capital share transactions	(533,777)	23,388,579

Total increase in net assets	8,354,095	12,909,336

NET ASSETS - END OF PERIOD	$66,400,674	$58,046,579

Undistributed net investment income	$2,921	$277,507

[1]	Advisor Shares liquidated effective October 28, 2009. See Note 1 in Notes to Financial Statements.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	All Cap Value Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$8,392,971	$8,138,887

OPERATIONS
Net investment income (loss)	(21,022)	18,878
Net realized gain (loss) from investments	232,652	(2,892,312)
Net change in unrealized appreciation (depreciation) on investments	1,475,439	428,730

Net increase (decrease) in net assets resulting from operations	1,687,069	(2,444,704)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(6,370)	—
Net investment income - Institutional Shares	(7,553)	(12,731)
Net investment income - Advisor Shares	—	(58)

Total distributions to shareholders	(13,923)	(12,789)

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	4,626,171	643,545
Sale of shares - Institutional Shares	57,154	3,021,558
Sale of shares - Advisor Shares[1]	—	82
Reinvestment of distributions - Investor Shares	5,669	—
Reinvestment of distributions - Institutional Shares	7,399	11,931
Reinvestment of distributions - Advisor Shares[1]	—	58
Redemption of shares - Investor Shares	(124,910)	(392,965)
Redemption of shares - Institutional Shares	(146,073)	(572,632)
Redemption of shares - Advisor Shares[1]	(20,792)	—

Net increase from capital share transactions	4,404,618	2,711,577

Total increase in net assets	6,077,764	254,084

NET ASSETS - END OF PERIOD	$14,470,735	$8,392,971

Undistributed (distributions in excess of) net investment income	$(21,239)	$13,706

[1]	Advisor Shares liquidated effective October 28, 2009. See Note 1 in Notes to Financial Statements.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	130/30 Value Fund
	Six Months Ended December 31, 2009 (Unaudited)	Year Ended June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$6,549,179	$9,790,371

OPERATIONS
Net investment income (loss)	(8,827)	11,526
Net realized gain (loss) from investments	16,070	(3,067,890)
Net change in unrealized appreciation (depreciation) on investments	874,983	206,334

Net increase (decrease) in net assets resulting from operations	882,226	(2,850,030)

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(1,085)	—
Net investment income - Institutional Shares	(13,271)	—

Total distributions to shareholders	(14,356)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	54,100	411,605
Sale of shares - Institutional Shares	53,598	1,809,500
Reinvestment of distributions - Investor Shares	802	—
Reinvestment of distributions - Institutional Shares	12,669	—
Redemption of shares - Investor Shares	(145,757)	(806,387)
Redemption of shares - Institutional Shares	(175,754)	(1,805,880)

Net decrease from capital share transactions	(200,342)	(391,162)

Total increase (decrease) in net assets	667,528	(3,241,192)

NET ASSETS - END OF PERIOD	$7,216,707	$6,549,179

Undistributed (distributions in excess of) net investment income	$(9,028)	$14,155

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Global Opportunity Fund
	Six Months Ended December 31, 2009 (Unaudited)	For the Period December 31, 2008[1] through June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$2,306,945	$—

OPERATIONS
Net investment income (loss)	(14,363)	13,140
Net realized gain (loss) from investments and foreign currency	516,409	(18,782)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,283,057	336,287

Net increase in net assets resulting from operations	1,785,103	330,645

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	—	—
Net investment income - Institutional Shares	(3,807)	—
Net realized gains on investments - Investor Shares	(14,910)	—
Net realized gains on investments - Institutional Shares	(205,713)	—

Total distributions to shareholders	(224,430)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	79,900	801,300
Sale of shares - Institutional Shares	14,726,997	1,175,000
Reinvestment of distributions - Investor Shares	14,316	—
Reinvestment of distributions - Institutional Shares	92,474	—
Redemption of shares - Investor Shares	(4,510)	—
Redemption of shares - Institutional Shares	(392,128)	—

Net increase from capital share transactions	14,517,049	1,976,300

Total increase in net assets	16,077,722	2,306,945

NET ASSETS - END OF PERIOD	$18,384,667	$2,306,945

Undistributed (distributions in excess of) net investment income	$(14,423)	$3,747

[1]	Commencement of operations.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	International Opportunity Fund
	Six Months Ended December 31, 2009 (Unaudited)	For the Period December 31, 2008[1] through June 30, 2009
NET ASSETS - BEGINNING OF PERIOD	$3,166,458	$—

OPERATIONS
Net investment income (loss)	(1,809)	27,482
Net realized gain (loss) from investments and foreign currency	243,049	(27,559)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	691,067	279,919

Net increase in net assets resulting from operations	932,307	279,842

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income - Investor Shares	(4,410)	—
Net investment income - Institutional Shares	(11,106)	—
Net realized gains on investments - Investor Shares	(55,583)	—
Net realized gains on investments - Institutional Shares	(90,305)	—

Total distributions to shareholders	(161,404)	—

CAPITAL SHARE TRANSACTIONS
Sale of shares - Investor Shares	584,447	883,224
Sale of shares - Institutional Shares	35,000	2,003,392
Reinvestment of distributions - Investor Shares	58,723	—
Reinvestment of distributions - Institutional Shares	97,711	—
Redemption of shares - Investor Shares	(61,256)	—
Redemption of shares - Institutional Shares	—	—

Net increase from capital share transactions	714,625	2,886,616

Total increase in net assets	1,485,528	3,166,458

NET ASSETS - END OF PERIOD	$4,651,986	$3,166,458

Undistributed (distributions in excess of) net investment income	$(1,908)	$15,417

[1]	Commencement of operations.

See accompanying notes.	CRM Funds

CRM FUNDS

STATEMENT OF CASH FLOWS

130/30 Value Fund
For the Six Months Ended December 31, 2009 (Unaudited)
Cash flows provided by (used in) operating activities:
Net increase in net assets resulting from operations	$882,226
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(4,941,533)
Proceeds from disposition of long-term portfolio investments	5,240,363
Net purchase/sale of short-term securities	160,144
Purchases to cover short sales	(2,280,054)
Proceeds from short sales	2,247,548
Net realized gain on investments	(16,070)
Net unrealized appreciation on investments	(874,983)
Increase in deposits with brokers for securities sold short	(24,406)
Decrease in receivable for securities sold	8,083
Increase in receivable for Fund shares sold	(8,600)
Decrease in receivable from Adviser	3,189
Decrease in dividends and interest receivable	1,969
Increase in other assets	(7,857)
Decrease in payable for securities purchased	(206,049)
Increase in payable for Fund shares redeemed	18,622
Increase in accrued expenses[1]	10,255

Net cash provided by operating activities	212,847

Cash flows from financing activities:
Net proceeds from fund share activity	(200,342)
Dividends paid	(14,356)

Net cash used in financing activities	(214,698)

Net decrease in cash	(1,851)
Cash at beginning of period	1,851

Cash at end of period	$—

[1]	Interest paid for the period ended December 31, 2009 was $3,718.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,

		2009	2008	2007	2006[1]	2005[1]
Net Asset Value — Beginning of Period	$14.82	$18.80	$27.78	$26.56	$26.41	$26.34

Investment operations:
Net investment income (loss)[2]	(0.02)	0.03	0.05	(0.02)	(0.06)	(0.10)
Net realized and unrealized gain (loss) on investments	3.41	(3.94)	(5.10)	5.06	3.73	2.53

Total from investment operations	3.39	(3.91)	(5.05)	5.04	3.67	2.43

Distributions to shareholders:
From net investment income	—	(0.03)	(0.05)	(0.03)	—	—
From net realized gains on investments	—	—	(3.88)	(3.79)	(3.52)	(2.36)
Return of capital	—	(0.04)	—	—	—	—

Total distributions to shareholders	—	(0.07)	(3.93)	(3.82)	(3.52)	(2.36)

Net Asset Value — End of Period	$18.21	$14.82	$18.80	$27.78	$26.56	$26.41

Total Return	22.87%[3]	(20.79)%	(18.71)%	20.47%	14.27%	9.46%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	1.10%[4]	1.11%	1.11%	1.12%	1.14%	1.22%[5]
Net investment income (loss)	(0.27)%[4]	0.22%	0.20%	(0.08)%	(0.23)%	(0.40)%[5]
Portfolio turnover rate	48%[3]	87%	79%	84%	80%	84%[5]
Net Assets at the end of period (000’s omitted)	$154,328	$120,445	$168,055	$245,746	$294,362	$273,817

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,

		2009	2008	2007	2006[1]	2005[1]
Net Asset Value — Beginning of Period	$15.58	$19.78	$29.00	$27.58	$27.23	$27.03

Investment operations:
Net investment income (loss)[2]	— [3]	0.07	0.11	0.04	0.01	(0.04)
Net realized and unrealized gain (loss) on investments	3.59	(4.16)	(5.33)	5.28	3.86	2.60

Total from investment operations	3.59	(4.09)	(5.22)	5.32	3.87	2.56

Distributions to shareholders:
From net investment income	—	(0.07)	(0.12)	(0.11)	—	—
From net realized gains on investments	—	—	(3.88)	(3.79)	(3.52)	(2.36)
Return of capital	—	(0.04)	—	—	—	—

Total distributions to shareholders	—	(0.11)	(4.00)	(3.90)	(3.52)	(2.36)

Net Asset Value — End of Period	$19.17	$15.58	$19.78	$29.00	$27.58	$27.23

Total Return	23.04%[4]	(20.61)%	(18.50)%	20.75%	14.60%	9.71%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses	0.85%[5]	0.86%	0.86%	0.87%	0.89%	0.97%[6]
Net investment income (loss)	(0.03)%[5]	0.45%	0.46%	0.16%	0.02%	(0.15)%[6]
Portfolio turnover rate	48%[4]	87%	79%	84%	80%	84%[6]
Net Assets at the end of period (000’s omitted)	$496,533	$353,657	$393,983	$616,494	$529,694	$458,596

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

[6]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2009 (Unaudited)		For the Years Ended June 30,				For the Period September 1, 2004[1] through June 30, 2005[2]

			2009	2008	2007	2006[2]
Net Asset Value — Beginning of Period	$10.06		$12.98	$15.87	$13.00	$11.57	$10.00

Investment operations:
Net investment income (loss)[3]	—	[4]	0.04	0.05	(0.06)	(0.05)	0.12
Net realized and unrealized gain (loss) on investments	2.05		(2.91)	(2.02)	3.78	1.59	1.45

Total from investment operations	2.05		(2.87)	(1.97)	3.72	1.54	1.57

Distributions to shareholders:
From net investment income	—		(0.05)	(0.01)	—	(0.01)	—
From net realized gains on investments	—		—	(0.91)	(0.85)	(0.10)	—

Total distributions to shareholders	—		(0.05)	(0.92)	(0.85)	(0.11)	—

Net Asset Value — End of Period	$12.11		$10.06	$12.98	$15.87	$13.00	$11.57

Total Return	20.38%[5]		(22.08)%	(12.67)%	29.55%	13.33%	15.70%[5]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.14%[6]		1.18%	1.23%	1.42%	1.47%	1.50%[6,7]
Expenses, excluding reimbursement/waiver	1.14%[6]		1.18%	1.23%	1.44%	1.48%	2.59%[6,7]
Net investment income (loss), including reimbursement/waiver	(0.05	)%6	0.41%	0.33%	(0.41)%	(0.38)%	1.28%[6,7]
Portfolio turnover rate	62%[5]		110%	78%	94%	109%	71%[5,7]
Net Assets at the end of period (000’s omitted)	$43,284		$50,498	$84,201	$37,191	$25,926	$25,566

[1]	Inception of Investor Share class.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Amount represents less than $0.005.

[5]	Not annualized.

[6]	Annualized.

[7]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,				For the Period September 1, 2004[1] through June 30, 2005[2]

		2009	2008	2007	2006[2]
Net Asset Value — Beginning of Period	$10.13	$13.07	$15.96	$13.05	$11.60	$10.00

Investment operations:
Net investment income (loss)[3]	0.01	0.06	0.07	(0.02)	(0.01)	0.04
Net realized and unrealized gain (loss) on investments	2.07	(2.92)	(2.02)	3.78	1.59	1.56

Total from investment operations	2.08	(2.86)	(1.95)	3.76	1.58	1.60

Distributions to shareholders:
From net investment income	(0.01)	(0.08)	(0.03)	—	(0.03)	—
From net realized gains on investments	—	—	(0.91)	(0.85)	(0.10)	—

Total distributions to shareholders	(0.01)	(0.08)	(0.94)	(0.85)	(0.13)	—

Net Asset Value — End of Period	$12.20	$10.13	$13.07	$15.96	$13.05	$11.60

Total Return	20.57%[4]	(21.86)%	(12.48)%	29.75%	13.67%	16.00%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.89%[5]	0.93%	0.99%	1.19%	1.22%	1.25%[5,6]
Expenses, excluding reimbursement/waiver	0.89%[5]	0.93%	0.99%	1.22%	1.22%	3.22%[5,6]
Net investment income (loss), including reimbursement/waiver	0.21%[5]	0.55%	0.53%	(0.18)%	(0.12)%	0.58%[5,6]
Portfolio turnover rate	62%[4]	110%	78%	94%	109%	71%[4,6]
Net Assets at the end of period (000’s omitted)	$345,358	$251,206	$197,237	$53,955	$35,476	$6,584

[1]	Inception of Institutional Share class.

[2]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,

		2009	2008	2007	2006[1]	2005[1]
Net Asset Value — Beginning of Period	$20.18	$26.70	$33.18	$28.07	$26.08	$23.73

Investment operations:
Net investment income[2]	0.05	0.15	0.21	0.15	0.10	0.33
Net realized and unrealized gain (loss) on investments	3.73	(6.43)	(3.49)	6.76	2.86	3.17

Total from investment operations	3.78	(6.28)	(3.28)	6.91	2.96	3.50

Distributions to shareholders:
From net investment income	(0.07)	(0.24)	(0.17)	(0.14)	(0.17)	(0.09)
From net realized gains on investments	—	—	(3.03)	(1.66)	(0.80)	(1.06)

Total distributions to shareholders	(0.07)	(0.24)	(3.20)	(1.80)	(0.97)	(1.15)

Net Asset Value — End of Period	$23.89	$20.18	$26.70	$33.18	$28.07	$26.08

Total Return	18.74%[3]	(23.45)%	(10.49)%	25.41%	11.55%	14.90%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.06%[4]	1.09%	1.02%	1.04%	1.08%	1.20%[5]
Expenses, excluding reimbursement/waiver	1.06%[4]	1.09%	1.02%	1.04%	1.08%	1.20%[5]
Net investment income, including reimbursement/waiver	0.44%[4]	0.71%	0.70%	0.48%	0.38%	1.31%[5]
Portfolio turnover rate	54%[3]	113%	73%	92%	110%	112%[5]
Net Assets at the end of period (000’s omitted)	$1,570,515	$1,357,876	$1,603,987	$1,716,638	$1,136,565	$632,006

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,

		2009	2008	2007	2006[1]	2005[1]
Net Asset Value — Beginning of Period	$20.51	$27.16	$33.69	$28.47	$26.43	$23.97

Investment operations:
Net investment income[2]	0.08	0.20	0.28	0.22	0.17	0.37
Net realized and unrealized gain (loss) on investments	3.79	(6.57)	(3.54)	6.86	2.90	3.24

Total from investment operations	3.87	(6.37)	(3.26)	7.08	3.07	3.61

Distributions to shareholders:
From net investment income	(0.12)	(0.28)	(0.24)	(0.20)	(0.23)	(0.09)
From net realized gains on investments	—	—	(3.03)	(1.66)	(0.80)	(1.06)

Total distributions to shareholders	(0.12)	(0.28)	(3.27)	(1.86)	(1.03)	(1.15)

Net Asset Value — End of Period	$24.26	$20.51	$27.16	$33.69	$28.47	$26.43

Total Return	18.87%[3]	(23.34)%	(10.29)%	25.69%	11.82%	15.22%
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	0.81%[4]	0.84%	0.81%	0.82%	0.83%	0.95%[5]
Expenses, excluding reimbursement/waiver	0.81%[4]	0.84%	0.81%	0.82%	0.83%	0.95%[5]
Net investment income, including reimbursement/waiver	0.66%[4]	0.93%	0.92%	0.71%	0.63%	1.56%[5]
Portfolio turnover rate	54%[3]	113%	73%	92%	110%	112%[5]
Net Assets at the end of period (000’s omitted)	$1,941,357	$1,647,117	$2,648,360	$2,613,797	$1,768,982	$1,028,600

[1]

Effective September 30, 2005, the Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

[5]

For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,			For the Period December 1, 2005[1] through June 30, 2006

		2009	2008	2007
Net Asset Value — Beginning of Period	$8.05	$10.56	$12.68	$10.48	$10.00

Investment operations:
Net investment income[2]	0.01	0.07	0.04	0.02	—
Net realized and unrealized gain (loss) on investments	1.25	(2.54)	(1.41)	2.27	0.48

Total from investment operations	1.26	(2.47)	(1.37)	2.29	0.48

Distributions to shareholders:
From net investment income	(0.04)	(0.04)	(0.02)	(0.01)	—
From net realized gains on investments	—	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.04)	(0.04)	(0.75)	(0.09)	—

Net Asset Value — End of Period	$9.27	$8.05	$10.56	$12.68	$10.48

Total Return	15.68%[3]	(23.40)%	(11.27)%	21.95%	4.80%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.31%[4]	1.34%	1.40%	1.47%	1.50%[4]
Expenses, excluding reimbursement/waiver	1.34%[4]	1.44%	1.57%	1.80%	6.26%[4]
Net investment income, including reimbursement/waiver	0.22%[4]	0.83%	0.31%	0.15%	0.03%[4]
Portfolio turnover rate	76%[3]	147%	128%	119%	101%[3]
Net Assets at the end of period (000’s omitted)	$19,818	$18,863	$21,545	$25,852	$2,243

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Large Cap Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,			For the Period December 1, 2005[1] through June 30, 2006

		2009	2008	2007
Net Asset Value — Beginning of Period	$8.07	$10.59	$12.71	$10.50	$10.00

Investment operations:
Net investment income[2]	0.02	0.09	0.07	0.05	0.02
Net realized and unrealized gain (loss) on investments	1.26	(2.55)	(1.41)	2.26	0.48

Total from investment operations	1.28	(2.46)	(1.34)	2.31	0.50

Distributions to shareholders:
From net investment income	(0.06)	(0.06)	(0.05)	(0.02)	—
From net realized gains on investments	—	—	(0.73)	(0.08)	—

Total distributions to shareholders	(0.06)	(0.06)	(0.78)	(0.10)	—

Net Asset Value — End of Period	$9.29	$8.07	$10.59	$12.71	10.50

Total Return	15.90%[3]	(23.17)%	(11.03)%	22.13%	5.00%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.06%[4]	1.09%	1.15%	1.21%	1.25%[4]
Expenses, excluding reimbursement/waiver	1.10%[4]	1.19%	1.32%	1.55%	4.88%[4]
Net investment income, including reimbursement/waiver	0.44%[4]	1.15%	0.56%	0.42%	0.31%[4]
Portfolio turnover rate	76%[3]	147%	128%	119%	107%[3]
Net Assets at the end of period (000’s omitted)	$46,583	$39,165	$23,567	$26,588	7,880

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Investor Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,		For the Period October 24, 2006[1] through June 30, 2007

		2009	2008
Net Asset Value — Beginning of Period	$7.37	$9.62	$11.40	$10.00

Investment operations:
Net investment income (loss)[2]	(0.02)	0.01	0.01	(0.01)
Net realized and unrealized gain (loss) on investments	1.38	(2.26)	(1.57)	1.43

Total from investment operations	1.36	(2.25)	(1.56)	1.42

Distributions to shareholders:
From net investment income	(0.01)	—	— [3]	(0.01)
From net realized gains on investments	—	—	(0.22)	(0.01)

Total distributions to shareholders	(0.01)	—	(0.22)	(0.02)

Net Asset Value — End of Period	$8.72	$7.37	$9.62	$11.40

Total Return	18.40%[4]	(23.39)%	(13.76)%	14.21%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[5]	1.50%	1.50%	1.50%[5]
Expenses, excluding reimbursement/waiver	2.53%[5]	3.00%	3.95%	6.13%[5]
Net investment income (loss), including reimbursement/waiver	(0.51)%[5]	0.12%	0.10%	(0.07)%[5]
Portfolio turnover rate	41%[4]	121%	90%	54%[4]
Net Assets at the end of period (000’s omitted)	$10,184	$4,679	$5,714	$4,322

[1]	Inception of Investor Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	All Cap Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Years Ended June 30,		For the Period October 24, 2006[1] through June 30, 2007

		2009	2008
Net Asset Value — Beginning of Period	$7.38	$9.64	$11.42	$10.00

Investment operations:
Net investment income (loss)[2]	(0.01)	0.03	0.04	0.01
Net realized and unrealized gain (loss) on investments	1.39	(2.27)	(1.58)	1.44

Total from investment operations	1.38	(2.24)	(1.54)	1.45

Distributions to shareholders:
From net investment income	(0.02)	(0.02)	(0.02)	(0.02)
From net realized gains on investments	—	—	(0.22)	(0.01)

Total distributions to shareholders	(0.02)	(0.02)	(0.24)	(0.03)

Net Asset Value — End of Period	$8.74	$7.38	$9.64	$11.42

Total Return	18.64%[3]	(23.18)%	(13.57)%	14.46%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[4]	1.25%	1.25%	1.25%[4]
Expenses, excluding reimbursement/waiver	2.34%[4]	2.77%	3.76%	5.84%[4]
Net investment income (loss), including reimbursement/waiver	(0.25)%[4]	0.43%	0.35%	0.14%[4]
Portfolio turnover rate	41%[3]	121%	90%	54%[3]
Net Assets at the end of period (000’s omitted)	$4,287	$3,695	$2,400	$2,508

[1]	Inception of Institutional Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	130/30 Value Fund — Investor Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Year Ended June 30, 2009	For the Period December 31, 2007[1] through June 30, 2008
Net Asset Value — Beginning of Period	$7.00	$9.17	$10.00

Investment operations:
Net investment loss[2]	(0.02)	— [3]	(0.01)
Net realized and unrealized gain (loss) on investments	0.97	(2.17)	(0.82)

Total from investment operations	0.95	(2.17)	(0.83)

Distributions to shareholders:
From net investment income	— [3]	—	—

Total distributions to shareholders	—	—	—

Net Asset Value — End of Period	$7.95	$7.00	$9.17

Total Return	13.62%[4]	(23.66)%	(8.30)%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	2.10%[5]	2.36%	2.82%[5]
Expenses, including reimbursement/waiver (excluding interest expense)	2.00%[5]	2.00%	2.00%[5]
Expenses, excluding reimbursement/waiver	3.68%[5]	4.01%	5.34%[5]
Net investment loss, including reimbursement/waiver	(0.41)%[5]	—%[6]	(0.26)%[5]
Portfolio turnover rate	81%[4]	192%	72%[4]
Net Assets at the end of period (000’s omitted)	$2,704	$2,465	$3,837

[1]	Inception of Investor Share class.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

[6]	Amount represents less than 0.005%.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	130/30 Value Fund — Institutional Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Year Ended June 30, 2009	For the Period December 31, 2007[1] through June 30, 2008
Net Asset Value — Beginning of Period	$7.02	$9.18	$10.00

Investment operations:
Net investment income (loss)[2]	(0.01)	0.02	— [3]
Net realized and unrealized gain (loss) on investments	0.97	(2.18)	(0.82)

Total from investment operations	0.96	(2.16)	(0.82)

Distributions to shareholders:
From net investment income	(0.02)	—	—

Total distributions to shareholders	(0.02)	—	—

Net Asset Value — End of Period	$7.96	$7.02	$9.18

Total Return	13.73%[4]	(23.53)%	(8.20)%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.85%[5]	2.11%	2.60%[5]
Expenses, including reimbursement/waiver (excluding interest expense)	1.75%[5]	1.75%	1.75%[5]
Expenses, excluding reimbursement/waiver	3.47%[5]	3.80%	5.11%[5]
Net investment income (loss), including reimbursement/waiver	(0.16)%[5]	0.24%	—%[5,6]
Portfolio turnover rate	81%[4]	192%	72%[4]
Net Assets at the end of period (000’s omitted)	$4,512	$4,084	$5,954

[1]	Inception of Institutional Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

[6]	Amount represents less than 0.005%.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Global Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$11.68	$10.00

Investment operations:
Net investment income (loss)[2]	(0.03)	0.06
Net realized and unrealized gain on investments and foreign currency	2.78	1.62

Total from investment operations	2.75	1.68

Distributions to shareholders:
From net realized gains on investments	(0.17)	—

Total distributions to shareholders	(0.17)	—

Net Asset Value — End of Period	$14.26	$11.68

Total Return	23.60%[3]	16.80%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[4]	1.50%[4]
Expenses, excluding reimbursement/waiver	3.70%[4]	12.69%[4]
Net investment income (loss), including reimbursement/waiver	(0.38)%[4]	1.21%[4]
Portfolio turnover rate	58%[3]	94%[3]
Net Assets at the end of period (000’s omitted)	$1,232	$933

[1]	Inception of Investor Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	Global Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$11.70	$10.00

Investment operations:
Net investment income (loss)[2]	(0.02)	0.07
Net realized and unrealized gain on investments and foreign currency	2.79	1.63

Total from investment operations	2.77	1.70

Distributions to shareholders:
From net investment income	— [3]	—
From net realized gains on investments	(0.17)	—

Total distributions to shareholders	(0.17)	—

Net Asset Value — End of Period	$14.30	$11.70

Total Return	23.76%[4]	17.00%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[5]	1.25%[5]
Expenses, excluding reimbursement/waiver	2.31%[5]	12.48%[5]
Net investment income (loss), including reimbursement/waiver	(0.23)%[5]	1.46%[5]
Portfolio turnover rate	58%[4]	94%[4]
Net Assets at the end of period (000’s omitted)	$17,152	$1,374

[1]	Inception of Institutional Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	International Opportunity Fund — Investor Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$11.43	$10.00

Investment operations:
Net investment income (loss)[2]	(0.02)	0.13
Net realized and unrealized gain on investments and foreign currency	3.23	1.30

Total from investment operations	3.21	1.43

Distributions to shareholders:
From net investment income	(0.04)	—
From net realized gains on investments	(0.47)	—

Total distributions to shareholders	(0.51)	—

Net Asset Value — End of Period	$14.13	$11.43

Total Return	28.11%[3]	14.30%[3]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.50%[4]	1.50%[4]
Expenses, excluding reimbursement/waiver	6.24%[4]	12.88%[4]
Net investment income (loss), including reimbursement/waiver	(0.27)%[4]	2.73%[4]
Portfolio turnover rate	55%[3]	121%[3]
Net Assets at the end of period (000’s omitted)	$1,817	$981

[1]	Inception of Investor Share class.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

FINANCIAL HIGHLIGHTS

	International Opportunity Fund — Institutional Shares
	For the Six Months Ended December 31, 2009 (Unaudited)	For the Period December 31, 2008[1] through June 30, 2009
Net Asset Value — Beginning of Period	$11.45	$10.00

Investment operations:
Net investment income[2]	— [3]	0.15
Net realized and unrealized gain on investments and foreign currency	3.23	1.30

Total from investment operations	3.23	1.45

Distributions to shareholders:
From net investment income	(0.06)	—
From net realized gains on investments	(0.47)	—

Total distributions to shareholders	(0.53)	—

Net Asset Value — End of Period	$14.15	$11.45

Total Return	28.24%[4]	14.50%[4]
Ratios/Supplemental Data:
Ratios to average net assets:
Expenses, including reimbursement/waiver	1.25%[5]	1.25%[5]
Expenses, excluding reimbursement/waiver	6.10%[5]	12.63%[5]
Net investment income, including reimbursement/waiver	0.01%[5]	2.98%[5]
Portfolio turnover rate	55%[4]	121%[4]
Net Assets at the end of period (000’s omitted)	$2,835	$2,185

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Amount represents less than $0.005.

[4]	Not annualized.

[5]	Annualized.

See accompanying notes.	CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.	Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/Mid Cap Value Fund (“Small/Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”), CRM Large Cap Opportunity Fund (“Large Cap Opportunity Fund”), CRM All Cap Value Fund (“All Cap Value Fund”), CRM 130/30 Value Fund (“130/30 Value Fund”), CRM Global Opportunity Fund (“Global Opportunity Fund”) and CRM International Opportunity Fund (“International Opportunity Fund”) (each, a “Fund” and collectively, the “Funds”) are series of CRM Mutual Fund Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Each Fund offers Investor and Institutional Shares. Effective October 28, 2009, the Large Cap Opportunity Fund and the All Cap Value Fund no longer offer Advisor Shares. Each class has different minimum investment requirements, fees and expenses. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their investment securities and securities sold short based on current market values when such values are available. These prices normally are supplied by a pricing service.

In valuing a Fund’s investment securities and securities sold short, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the NASDAQ Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the NASDAQ Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost. A Fund’s currency valuations, if any, are also done at the close of regular trading on the Exchange. Investments in other open-end investment companies are valued at such investment company’s current day closing net asset value per share.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust (the “Board” or “Trustees”). The Funds may use fair value methodologies if it is determined that a significant event has occurred between the time at which a market

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

price is determined and the time at which the Fund’s net asset value (“NAV”) is calculated and that may materially affect the value of the security. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before a fund prices its shares. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market but prior to the close of the U.S. market. In addition, arbitrage opportunities may exist when trading in a portfolio security or securities is halted and does not resume before a fund calculates its NAV. These arbitrage opportunities may enable short-term traders to profit at the expense of long-term investors. Global Opportunity Fund and International Opportunity Fund use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the Board of Trustees from time to time. Valuing securities using fair value methodologies involves greater reliance on judgment than valuing securities based on readily available market quotations. A Fund, when using fair value methodologies to price securities, may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ investments as of December 31, 2009 is included with each Fund’s Schedule of Investments.

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements. Certain disclosures required by ASU No. 2010-06 are effective for interim and annual reporting periods beginning after December 15, 2009, and other required disclosures are effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchanges rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Federal Income Taxes. Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify or to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Accounting for Uncertainty in Income Taxes sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed each of the Fund’s tax positions and has concluded that no provision for income tax is required in each of the Fund’s financial statements. The Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Funds based on relative net assets.

Securities Sold Short (Short Sales). 130/30 Value Fund engages in short sales (selling securities it does not own in anticipation of a decline in the market value of the security) as part of its normal investment activities. The short sales are collateralized by cash deposits and securities. The collateral required is determined daily by reference to the market value of the short positions. The Fund is subject to risk of loss if the applicable counterparty broker were to fail to perform its obligations under the contractual terms. Dividend expense on securities sold short is recorded on the ex-dividend date and is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Short sale transactions result in off-balance sheet risk because the ultimate obligation may exceed the related amount shown in the accompanying Statement of Assets and Liabilities. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which it replaces the borrowed security. The Fund will realize a gain if the price of the security declines between those dates.

The Fund intends to maintain an approximate net 100% long exposure (long market value minus short market value) to the equity market. The Fund will normally seek to hold long positions in equity and equity related securities equal in value to approximately 130% of the Fund’s net assets and short positions equal in value to approximately 30% of the Fund’s net assets. During the six months ended December 31, 2009, the Fund utilized (borrowed) the cash proceeds from short sales to purchase additional securities and recorded interest expense on a daily basis at a variable rate in accordance with terms of its agreement with the broker. During

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the six months ended December 31, 2009, the average balance borrowed was $1,160,450 at a weighted average interest rate of 0.61%.

Leverage occurs when a fund increases its assets available for investment using borrowings or similar transactions. Borrowing and other transactions used for leverage may cause the value of the Fund’s shares to be more volatile than if the Fund did not borrow or engage in such transactions. This is because leverage tends to magnify the effect of any increase or decrease in the value of the Fund’s portfolio holdings. Leverage thus creates the potential for greater gains, but also greater losses. To repay such obligations, the Fund may have to sell securities at a time and at a price that is unfavorable to the Fund.

Class Accounting. In calculating the NAV per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Advisory Fees and Other Transactions with Affiliates. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund and Large Cap Opportunity Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to All Cap Value Fund, CRM receives 0.95% for the first $1 billion of average daily net assets; 0.90% of the next $1 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets. For its advisory services to the 130/30 Value Fund, CRM receives 1.25% of the Fund’s average daily net assets. For its advisory services to the Global Opportunity Fund and the International Opportunity Fund, CRM receives 0.90% for the first $2 billion of average daily net assets; and 0.85% in excess of $2 billion of average daily net assets.

CRM has contractually agreed to waive its fees and reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) (i) with respect to Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund, in an amount that will limit annual operating expenses to not more than 1.50%, 1.25% and 1.75% of average daily net assets for the Investor Class, Institutional Class and Advisor Class, respectively, and (ii) with respect to 130/30 Value Fund, in an amount that will limit annual operating expenses to not more than 2.00% and 1.75% of average daily net assets for the Investor Class and Institutional Class, respectively. These undertakings will remain in place until November 1, 2010. From time to time, CRM may agree to waive its fees to lower the annual operating expenses beyond the ones contractually agreed upon. CRM has voluntarily agreed to cap the annual expense ratio of Small/Mid Cap Value Fund not to exceed 1.35% and 1.10% for the Investor Class and Institutional Class, respectively; and

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

the expense ratio of Large Cap Opportunity Fund not to exceed 1.40%, 1.15% and 1.65% for the Investor Class, Institutional Class and Advisor Class, respectively. These voluntary caps may be increased or terminated at any time.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds.

Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $50,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the plan, each Fund may pay shareholder servicing agents, including CRM, monthly fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets attributable to its Investor Shares.

Distribution Fees. The Board adopted a Distribution Plan under Rule 12b-1 under the 1940 Act authorizing each Fund to pay fees for the sale and distribution of its Advisor Shares, and for services provided to Advisor Shares shareholders to maintain shareholder accounts. Under the Distribution Plan, each Fund may pay monthly fees at an annual rate not to exceed 0.50% of the Fund’s average daily net assets attributable to its Advisor Shares. Large Cap Opportunity Fund and All Cap Value Fund offered Advisor Shares prior to October 28, 2009. Effective October 28, 2009, the Funds no longer offer Advisor Shares. No fees were paid under the Distribution Plan for the six months ended December 31, 2009.

Sub-Transfer Agent Fees. Institutional Shares of each Fund are sold through certain Intermediaries that provide accounting, recordkeeping, and/or other services to shareholders. The Board of Trustees has approved payment of the fees charged by these Intermediaries for providing these sub-transfer agency services from the assets of the Institutional Shares of each Fund provided these fees do not exceed the charges the Fund would bear for these services if they were provided directly by the Funds’ transfer agent. CRM, as the Funds’ agent, remits these payments to the Intermediaries. In some cases, where the sub-transfer agency fees of an Intermediary are greater than the amounts paid to CRM by the Funds for that Intermediary, CRM will pay the balance of those fees itself.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the six months ended December 31, 2009, were as follows:

	Purchases	Sales
Small Cap Value Fund	$318,238,982	$265,123,460
Small/Mid Cap Value Fund	260,487,307	197,969,593
Mid Cap Value Fund	1,707,010,707	1,763,969,232
Large Cap Opportunity Fund	46,144,202	46,063,265
All Cap Value Fund	8,409,388	4,118,200
130/30 Value Fund	4,941,533	5,240,363
Global Opportunity Fund	19,965,429	6,217,798
International Opportunity Fund	2,425,965	2,062,284

	Short Sales	Purchases to Cover Shorts
130/30 Value Fund	$2,280,054	$2,247,548

5.	Securities Lending Agreement. The Funds, except for the 130/30 Value Fund, may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested through an investment vehicle managed by BlackRock Capital Management in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

6.	Capital Share Transactions. Transactions in shares of capital stock for the six months ended December 31, 2009 and the year ended June 30, 2009 were as follows:

	For the Six Month Period Ended December 31, 2009			For the Year Ended June 30, 2009
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
Small Cap Value Fund
Sold	1,349,758	6,541,210	—	1,682,193	6,532,781	—
Issued on reinvestment of distributions	—	—	—	36,065	161,324	—
Redeemed	(1,002,251)	(3,333,249)	—	(2,528,210)	(3,910,922)	—

Net increase (decrease)	347,507	3,207,961	—	(809,952)	2,783,183	—

Small/Mid Cap Value Fund
Sold	1,278,238	6,039,712	—	4,412,331	13,457,370	—
Issued on reinvestment of distributions	—	26,458	—	6,813	117,538	—
Redeemed	(2,725,484)	(2,558,321)	—	(5,885,967)	(3,857,384)	—

Net increase (decrease)	(1,447,246)	3,507,849	—	(1,466,823)	9,717,524	—

Mid Cap Value Fund
Sold	9,220,143	10,929,412	—	30,170,454	30,076,565	—
Issued on reinvestment of distributions	191,305	304,141	—	780,736	963,431	—
Redeemed	(10,957,255)	(11,515,197)	—	(23,723,796)	(48,259,758)	—

Net increase (decrease)	(1,545,807)	(281,644)	—	7,227,394	(17,219,762)	—

Large Cap Opportunity Fund
Sold	162,644	1,378,950	—	780,774	3,320,807	—
Issued on reinvestment of distributions	7,850	18,136	—	8,808	19,981	20
Redeemed	(376,172)	(1,233,742)	(2,393)	(487,761)	(713,286)	—

Net increase (decrease)	(205,678)	163,344	(2,393)	301,821	2,627,502	20

All Cap Value Fund
Sold	547,019	6,821	—	99,711	333,181	13
Issued on reinvestment of distributions	662	862	—	—	1,844	9
Redeemed	(15,116)	(17,421)	(2,585)	(58,841)	(83,458)	—

Net increase (decrease)	532,565	(9,738)	(2,585)	40,870	251,567	22

130/30 Value Fund
Sold	6,891	6,842	—	56,672	196,226	—
Issued on reinvestment of distributions	102	1,612	—	—	—	—
Redeemed	(18,891)	(23,406)	—	(123,056)	(262,973)	—

Net decrease	(11,898)	(14,952)	—	(66,384)	(66,747)	—

Global Opportunity Fund[1]
Sold	5,910	1,104,490	—	79,838	117,500	—
Issued on reinvestment of distributions	1,017	6,554	—	—	—	—
Redeemed	(315)	(28,783)	—	—	—	—

Net increase	6,612	1,082,261	—	79,838	117,500	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	For the Six Month Period Ended December 31, 2009			For the Year Ended June 30, 2009
	Investor Shares	Institutional Shares	Advisor Shares	Investor Shares	Institutional Shares	Advisor Shares
International Opportunity Fund[1]
Sold	42,800	2,467	—	85,855	190,918	—
Issued on reinvestment of distributions	4,228	7,030	—	—	—	—
Redeemed	(4,290)	—	—	—	—	—

Net increase	42,738	9,497	—	85,855	190,918	—

[1]	Commenced operations on December 31, 2008.

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The tax character of distributions paid during the six months ended December 31, 2009 and the fiscal year ended June 30, 2009 was as follows:

	Small Cap Value Fund	Small/Mid Cap Value Fund	Mid Cap Value Fund	Large Cap Opportunity Fund	All Cap Value Fund
Six Months ended December 31, 2009
Ordinary income	$—	$381,236	$13,987,530	$394,874	$13,923
Long-term capital gains	—	—	—	—	—

Total distributions	$—	$381,236	$13,987,530	$394,874	$13,923

Year ended June 30, 2009
Ordinary income	$1,775,006	$1,675,946	$37,726,682	$337,294	$12,789
Return of capital	1,191,925	—	—	—	—

Total distributions	$2,966,931	$1,675,946	$37,726,682	$337,294	$12,789

	130/30 Value Fund	Global Opportunity Fund	International Opportunity Fund
Six Months ended December 31, 2009
Ordinary income	$14,356	$3,807	$15,516
Long-term capital gains	—	220,623	145,888

Total distributions	$14,356	$224,430	$161,404

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NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The 130/30 Value Fund, Global Opportunity Fund and International Opportunity Fund had no distributions for the fiscal year ended June 30, 2009.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at December 31, 2009 was as follows (excluding securities sold short):

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation) on Investments
Small Cap Value Fund	$551,332,767	$113,102,462	$(18,792,829)	$94,309,633
Small/Mid Cap Value Fund	349,577,342	49,223,089	(11,841,261)	37,381,828
Mid Cap Value Fund	3,295,500,090	512,236,101	(114,500,304)	397,735,797
Large Cap Opportunity Fund	57,992,401	9,135,659	(1,198,281)	7,937,378
All Cap Value Fund	12,994,176	1,723,057	(231,255)	1,491,802
130/30 Value Fund	7,701,636	1,061,193	(284,959)	776,234
Global Opportunity Fund	16,844,417	1,743,010	(153,479)	1,589,531
International Opportunity Fund	3,716,984	986,064	(26,115)	959,949

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnification obligations. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.	Temporary Borrowing. Small Cap Value Fund, Small/Mid Cap Value Fund, Mid Cap Value Fund, Large Cap Opportunity Fund, All Cap Value Fund, Global Opportunity Fund and International Opportunity Fund participate in a $25 million revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions by shareholders. The Funds are charged an annual commitment fee, which is allocated across the Funds on the basis of each Fund’s allocation of the entire facility. The Funds may borrow up to a maximum of one third of their net assets under the agreement. The Funds had no amounts outstanding as of December 31, 2009. During the six months ended December 31, 2009, average borrowings by the Small/Mid Cap Value Fund were $3,000,000 at a weighted average interest rate of 1.14%. The Fund repaid the loan in the amount of $3,000,189, which represents principal and two days of accrued interest.

10.	In Kind Redemption. During the year ended June 30, 2009, the CRM Mid Cap Value Fund distributed securities in lieu of cash for an Institutional Shares shareholder redemption. The respective shareholder received a pro-rata portion of Mid Cap Value Fund’s investments. The value of the redemption was as follows:

	Value of the Redemption	Net Realized Loss Included in Redemption	Shares Redeemed
Mid Cap Value Fund	$149,583,809	$(68,218,376)	8,063,817

CRM Funds

CRM FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

11.	Subsequent Events. On February 2, 2010, The PNC Financial Services Group, Inc. (“PNC”) entered into a Stock Purchase Agreement (the “Stock Purchase Agreement”) with The Bank of New York Mellon Corporation (“BNY Mellon”). Upon the terms and subject to the conditions set forth in the Stock Purchase Agreement, which has been approved by the board of directors of each company, PNC will sell to BNY Mellon (the “Stock Sale”) 100% of the issued and outstanding shares of PNC Global Investment Servicing Inc., an indirect, wholly-owned subsidiary of PNC (“GIS”). The Stock Sale includes PNC Global Investment Servicing (U.S.) Inc., PFPC Trust Company and PFPC Distributors, Inc. and is expected to close in the third quarter of 2010.

Management has evaluated the impact of all subsequent events on the Funds through February 23, 2010, the date the financial statements were available for issuance, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited)

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (quarters ended September 30 and March 31) on Form N-Q. The Trust’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30th is available without charge and upon request by calling 800-CRM-2883, and on the SEC’s website listed above.

Privacy Notice

(THIS PRIVACY NOTICE IS BEING DELIVERED WITH THE FUNDS’ SHAREHOLDER REPORT BUT IS NOT DEEMED TO BE A PART OF THE FUNDS’ SHAREHOLDER REPORT)

Set forth below is the policy of CRM Mutual Fund Trust (the “Trust”) concerning the collection and disclosure of non-public personal information regarding investors and prospective investors in CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Large Cap Opportunity Fund, CRM All Cap Value Fund, CRM 130/30 Value Fund, CRM Global Opportunity Fund, and CRM International Opportunity Fund (the “Funds”) who are individuals investing for personal, family, or household purposes. The words “we” and “us” refers to the Trust and the Funds. The words “you” and “your” refers to investors and prospective investors in the Funds who are covered by this policy.

We use administrators, investment managers, custodians, transfer agents, securities brokers, and other third party businesses to conduct many aspects of our business, including processing initial investments, additional investments, redemptions, share transfers, and other transactions that you request. We refer to these third parties below as our “Service Agents.”

As we work together to achieve your investment goals, you will often share with our Service Agents personal and financial information, including, for example, your name, address and telephone number, your e-mail address, your purchases and redemptions of shares of the Funds, your banking arrangements, information on your family members, and your social security number. Our Service Agents may also receive these types of information from other firms that assist us in conducting our business. This information is collected in order to properly handle your account.

To protect the security of your personal and financial information, our Service Agents maintain physical, electronic, and procedural safeguards that meet the standards of applicable laws and regulations.

We may, and we may authorize our Service Agents to, use your personal and financial information and share it with us, other Service Agents, and affiliates of Service Agents in order to provide you with investment services, improve our services, make our procedures more efficient, implement security measures, and fight fraud.

We will not sell your personal and financial information to any outside party. We obtain from our Service Agents confidentiality agreements that prohibit them from selling or improperly using your personal or financial information.

CRM Funds

CRM FUNDS

OTHER INFORMATION (Unaudited) (Continued)

On occasion, we and our Service Agents may be required to provide information about you and your transactions to governmental agencies, self-regulatory organizations, industry associations and similar bodies in order to fulfill legal and regulatory requirements. In addition, federal, state, and foreign laws give people involved in lawsuits and other legal proceedings the right under certain circumstances to obtain information from us and our Service Agents, including your personal and financial information. We and our Service Agents may make other disclosures to non-affiliated third parties as permitted by law.

CRM Funds

TRUSTEES

Louis Ferrante, CFA, CPA

Louis Klein, Jr., Esq.

Carlos A. Leal, CPA

Clement C. Moore, II

INVESTMENT ADVISER

Cramer Rosenthal McGlynn, LLC

520 Madison Avenue, 20th Floor

New York, NY 10022

ADMINISTRATOR

PNC Global Investment Servicing (U.S.), Inc.

301 Bellevue Parkway

Wilmington, DE 19809

LEGAL COUNSEL

Bingham McCutchen LLP

One Federal Street

Boston, MA 02110

Investor Information:

800-CRM-2883

www.crmfunds.com

This report is authorized for distribution only to shareholders and to others who have received current prospectuses of the CRM Funds.

SEMI-ANNUAL REPORT

DECEMBER 31, 2009 (Unaudited)

CRM SMALL CAP VALUE FUND

CRM SMALL/MID CAP VALUE FUND

CRM MID CAP VALUE FUND

CRM LARGE CAP OPPORTUNITY FUND

CRM ALL CAP VALUE FUND

CRM 130/30 VALUE FUND

CRM GLOBAL OPPORTUNITY FUND

CRM INTERNATIONAL OPPORTUNITY FUND

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date February 12, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn
Ronald H. McGlynn, President and Chief Executive Officer (Principal Executive Officer)

Date February 12, 2010

By (Signature and Title)*	/s/ Carlos A. Leal
Carlos A. Leal, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date February 12, 2010

*	Print the name and title of each signing officer under his or her signature.